UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital Income Builder® Semi-annual report for the six months ended April 30, 2015

Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2015 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	-0.82%	7.50%	5.84%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated January 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2015, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.96%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

During the first half of Capital Income Builder’s fiscal year, equity markets in developed countries rose, supported by central bank stimulus and solid corporate earnings. However, the market environment proved more challenging for dividend-paying stocks. For the six months ended April 30, 2015, the fund achieved a total return of 2.86%, with all dividends reinvested. By way of comparison, Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 4.39%, while the MSCI EAFE Index*, which measures developed equity markets outside the U.S. and Canada, advanced 6.81%. Barclays U.S. Aggregate Index, which represents the U.S. investment-grade fixed-rate bond market, returned 2.06%. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. The fund’s peer group, as measured by the Lipper Income Funds Average, gained 2.21% for the period. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

Dividend income

The fund paid regular dividends of 50 cents per share in December 2014 and March 2015. In addition, a special dividend of 38.5 cents per share was paid in December. In 2014, the fund was able to pay a special dividend in March after Vodafone issued a substantial dividend using proceeds from the sale of its stake in Verizon Wireless. Such sizable payouts from divestitures are uncommon, which is why the fund did not repeat a special dividend this March and why portfolio managers expect that total distributions for this fiscal year may be less than the previous. Partly as a result of that atypical March 2014 dividend, Capital Income

Results at a glance

For periods ended April 30, 2015, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/30/87)

Capital Income Builder (Class A shares)	2.86%	5.86%	9.41%	6.78%	9.74%
Standard & Poor’s 500 Composite Index†	4.39	12.96	14.31	8.31	9.44
Lipper Income Funds Average	2.21	4.48	6.63	5.14	8.30

*	Results reflect dividends net of withholding taxes.
†	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Capital Income Builder	1

Builder recorded a 12-month yield of 3.91% as of April 30, 2015, greater than that of the Lipper Income Funds Average (2.26%), S&P 500 (1.96%) and Barclays U.S. Aggregate Index (2.13%).

The current environment

In the U.S., the broad stock market rose on the back of mostly positive economic data and strong corporate earnings. However, higher yielding stocks lagged amid concerns about potential interest rate hikes by the Federal Reserve. Speculation that the Fed would begin raising rates as early as June weighed on more rate-sensitive stocks, especially utilities. In addition, a slump in oil prices hurt energy companies, including the dividend-paying integrated oil-and-gas firms. U.S.–based equity-income investors also faced currency headwinds. The dollar appreciated substantially against major currencies, eroding the value of dividends paid by overseas companies.

U.S. Gross Domestic Product (GDP) grew an annualized 2.2% in the fourth quarter, while the unemployment rate declined to 5.5% in March. However, a 0.7% annualized decline in first-quarter GDP sparked fears that the economy was losing some momentum early in the year. The poor result was attributed to unusually cold weather, a stronger U.S. dollar and a West Coast port strike.

European stocks climbed on encouraging economic data. Euro-zone retail sales and exports grew in the fourth quarter. The launch of a new bond-buying program by the European Central Bank also contributed to gains. Emerging markets stocks improved as well, thanks to a strong rally in Chinese equities in the first quarter.

In the bond market, U.S. Treasury yields fell after Fed officials signaled that they would begin hiking rates somewhat later than investors had expected. At this time, it seems unlikely there will be any movement until the fall. Investment-grade corporate debt outpaced the broader fixed-income market in the U.S.

A look at the portfolio

As of April 30, 81.4% of assets were invested in equities. Financials was the single biggest sector, representing 12.7% of total assets. Consumer staples companies made up the second largest with 11.7%. Investments in U.S. equities represented 41.9% of the fund’s overall holdings, up from 37.9% a year earlier, while non-U.S. equities made up 39.5%.

Six of the fund’s 10 largest holdings registered positive returns over the period. Verizon Communications rose after reporting a greater-than-expected first-quarter profit. Singapore Telecommunications advanced on growing smartphone demand in emerging markets. Pipeline operator Kinder Morgan gained on reports of higher net income; the company announced it would increase its quarterly dividend. In the health care sector, Novartis benefited from a sizable jump in first-quarter net profit. AbbVie,

2	Capital Income Builder

another pharmaceutical firm, also advanced. In March it won a bidding war to acquire cancer drug producer Pharmacyclics. In contrast, biotech giant Amgen declined as the federal government denied its request for accelerated review of an experimental skin cancer treatment. Shares of U.K.–based utility SSE dipped on concerns that it might face tougher regulation. Meanwhile, declining oil prices hurt Royal Dutch Shell. Among tobacco holdings, Altria gained while Philip Morris International fell. Outside the fund’s top 10, Kraft Foods soared following news of its planned merger with H.J. Heinz.

Overall, the fund’s fixed-income investments produced positive returns. Holdings consist primarily of U.S. Treasury and corporate bonds. In addition to generating income, this portion of Capital Income Builder’s portfolio seeks to provide stability during volatile markets.

The road ahead

With an interest rate hike from the Fed an ongoing possibility, higher yielding stocks in rate-sensitive sectors may continue to struggle. However, in a rising rate environment, the fund is positioned to benefit from its exposure to relatively lower yielding companies with the potential to grow their dividends over time. Because these dividend-growing companies are often located outside the more rate-sensitive sectors, they have tended to be more resilient. Portfolio managers are also focused on higher yielding companies in more cyclical industries that stand to profit from an uptick in economic growth. In addition, managers have invested in financial companies with the potential to gain from rate hikes. We thank you for investing in Capital Income Builder and look forward to reporting to you again in six months.

Cordially,

James B. Lovelace	Joyce Gordon
Vice Chairman of the Board	President

June 8, 2015

For current information about the fund, visit americanfunds.com.

Capital Income Builder	3

Summary investment portfolio April 30, 2015	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	56.05%
United Kingdom	15.68
Euro zone*	6.80
Switzerland	4.01
Canada	2.78
Hong Kong	2.16
Singapore	1.94
Australia	1.43
Sweden	1.25
Other countries	4.85
Short-term securities & other assets less liabilities	3.05
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

4	Capital Income Builder

Common stocks 81.09%	Shares	Value (000)
Financials 12.73%
Sampo Oyj, Class A1	22,232,801	$1,079,122
Crown Castle International Corp.	11,707,400	977,919
HSBC Holdings PLC (HKD denominated)[1]	52,922,653	523,469
HSBC Holdings PLC (GBP denominated)[1]	41,296,077	409,631
Prudential PLC[1]	25,113,057	626,705
Ventas, Inc.	8,953,712	616,911
CME Group Inc., Class A	6,369,400	579,042
HCP, Inc.	13,795,421	555,817
Legal & General Group PLC[1]	114,214,405	454,282
Other securities		6,976,190
		12,799,088

Consumer staples 11.67%
Philip Morris International Inc.	34,603,898	2,888,387
Altria Group, Inc.	46,160,505	2,310,333
Imperial Tobacco Group PLC[1]	19,044,315	931,122
Reynolds American Inc.	12,015,982	880,772
Coca-Cola Co.	18,142,274	735,851
Kraft Foods Group, Inc.	8,315,766	704,761
Nestlé SA1	8,885,709	692,905
Lorillard, Inc.	7,417,900	518,215
Other securities		2,071,696
		11,734,042

Health care 10.24%
AbbVie Inc.	33,482,801	2,164,998
Novartis AG1	19,145,000	1,978,044
Amgen Inc.	11,852,909	1,871,693
GlaxoSmithKline PLC[1]	53,330,900	1,233,801
Pfizer Inc.	22,560,800	765,488
AstraZeneca PLC[1]	5,698,400	392,702
AstraZeneca PLC (ADR)	3,158,200	216,274
Other securities		1,674,308
		10,297,308

Telecommunication services 10.01%
Verizon Communications Inc.	59,163,811	2,984,223
Singapore Telecommunications Ltd.[1]	465,131,500	1,554,232
AT&T Inc.	37,983,377	1,315,744
CenturyLink, Inc.	21,701,878	780,399
Vodafone Group PLC[1]	192,656,864	679,903
Other securities		2,744,101
		10,058,602

Utilities 8.41%
SSE PLC[1,2]	75,843,133	1,796,506
Dominion Resources, Inc.	15,083,695	1,081,199
National Grid PLC[1]	78,696,056	1,058,066
EDP - Energias de Portugal, SA1	149,683,920	599,116
Duke Energy Corp.	7,417,495	575,375
Other securities		3,344,571
		8,454,833

Capital Income Builder	5

Common stocks (continued)	Shares	Value (000)
Energy 8.12%
Kinder Morgan, Inc.	38,829,373	$1,667,722
Royal Dutch Shell PLC, Class B1	39,834,000	1,282,488
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	6,784,318	213,694
BP PLC[1]	145,192,400	1,047,633
ConocoPhillips	10,912,300	741,163
Exxon Mobil Corp.	6,636,200	579,805
Suncor Energy Inc.	16,020,900	521,725
Spectra Energy Corp	13,261,220	493,980
Other securities		1,613,596
		8,161,806

Industrials 5.15%
Lockheed Martin Corp.	5,663,900	1,056,884
General Electric Co.	36,507,000	988,610
Other securities		3,129,235
		5,174,729

Consumer discretionary 4.45%
Daimler AG1	7,058,900	682,417
Las Vegas Sands Corp.	10,376,800	548,725
Other securities		3,245,955
		4,477,097

Information technology 3.90%
Texas Instruments Inc.	14,889,000	807,133
Cisco Systems, Inc.	22,400,000	645,792
Microsoft Corp.	10,180,600	495,184
Other securities		1,977,340
		3,925,449

Materials 2.28%
Rio Tinto PLC[1]	10,598,000	472,108
Amcor Ltd.[1]	43,931,264	467,498
Other securities		1,351,060
		2,290,666

Miscellaneous 4.13%
Other common stocks in initial period of acquisition		4,146,602

Total common stocks (cost: $68,670,760,000)		81,520,222

Preferred securities 0.04%
Other 0.04%
Other securities		37,607

Total preferred securities (cost: $40,939,000)		37,607

Convertible stocks 0.23%
Utilities 0.04%
Other securities		42,076

6	Capital Income Builder

		Value
	Shares	(000)
Financials 0.03%
Fannie Mae 5.375% convertible preferred 2032[3]	240	$3,840
Other securities		20,862
		24,702

Miscellaneous 0.16%
Other convertible stocks in initial period of acquisition		163,160

Total convertible stocks (cost: $242,385,000)		229,938

Convertible bonds 0.14%	Principal amount (000)
Financials 0.14%
Other securities		140,605

Total convertible bonds (cost: $130,406,000)		140,605

Bonds, notes & other debt instruments 15.45%
U.S. Treasury bonds & notes 6.31%
U.S. Treasury 5.58%
U.S. Treasury 0.25%–10.63% 2015–2044[4]	$5,112,927	5,610,642

U.S. Treasury inflation-protected securities 0.73%
U.S. Treasury Inflation-Protected Securities 0.13%–2.50% 2015–2045[5]	678,231	730,501

Total U.S. Treasury bonds & notes		6,341,143

Corporate bonds & notes 5.46%
Health care 0.76%
AbbVie Inc. 2.90%–4.40% 2022–2042	22,580	22,347
Amgen Inc. 2.13%–4.40% 2020–2045	10,650	10,557
GlaxoSmithKline Capital Inc. 5.65% 2018	2,500	2,820
Novartis Securities Investment Ltd. 5.125% 2019	15,000	16,888
Other securities		709,014
		761,626

Telecommunication services 0.73%
AT&T Inc. 0.90%–4.80% 2016–2046[6]	102,366	101,462
Verizon Communications Inc. 3.85%–4.52% 2036–2048[7]	76,836	73,749
Other securities		559,466
		734,677

Energy 0.60%
Kinder Morgan Energy Partners, LP 3.50%–6.00% 2017–2044	35,960	35,886
Kinder Morgan Finance Co. 5.05% 2046	4,250	4,005
Kinder Morgan, Inc. 4.30%–5.55% 2025–2045	16,045	16,118
Shell International Finance BV 3.10% 2015	10,000	10,044
Other securities		539,345
		605,398

Utilities 0.50%
Dominion Gas Holdings LLC 2.50%–3.60% 2019–2024	5,533	5,703
Niagara Mohawk Power Corp. 3.508% 2024[7]	3,965	4,128
Virginia Electric and Power Co. 3.45%–8.88% 2024–2043	3,995	4,768
Other securities		484,579
		499,178

Capital Income Builder	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Industrials 0.34%
General Electric Capital Corp. 2.20% 2020	$8,125	$8,242
General Electric Capital Corp., junior subordinated 6.25%–7.13% 2049[6]	90,000	103,875
General Electric Co. 4.50% 2044	2,000	2,189
General Electric Corp. 5.25% 2017	12,500	13,783
Other securities		216,550
		344,639

Consumer staples 0.31%
Altria Group, Inc. 0.00%–9.25% 2019–2044	31,749	33,342
Philip Morris International Inc. 3.60%–4.88% 2023–2044	15,845	16,267
Other securities		261,385
		310,994

Other corporate bonds & notes 2.22%
Other securities		2,231,776

Total corporate bonds & notes		5,488,288

Mortgage-backed obligations 2.17%
Fannie Mae 0.00%–7.50% 2017–2047[6,8,9]	738,269	808,897
Freddie Mac 0.00%–6.50% 2019–2047[8]	139,828	153,535
Other securities		1,220,843
		2,183,275

Federal agency bonds & notes 0.69%
Fannie Mae 0.88%–5.38% 2016–2024	118,455	123,235
Freddie Mac 0.73%–5.50% 2016–2025[6,8]	492,416	511,571
Other securities		63,784
		698,590

Other bonds & notes 0.82%
Other securities		821,327

Total bonds, notes & other debt instruments (cost: $15,176,856,000)		15,532,623

Short-term securities 3.47%
Fannie Mae 0.07%–0.22% due 7/1/2015–1/19/2016	377,800	377,674
Federal Home Loan Bank 0.06%–0.18% due 5/5/2015–11/9/2015	500,225	500,123
Freddie Mac 0.10%–0.19% due 5/4/2015–12/8/2015	899,234	899,106
General Electric Co. 0.08% due 5/1/2015	17,300	17,300
Other securities		1,692,971

Total short-term securities (cost: $3,486,645,000)		3,487,174
Total investment securities 100.42% (cost: $87,747,991,000)		100,948,169
Other assets less liabilities (0.42)%		(426,162)

Net assets 100.00%		$100,522,007

8	Capital Income Builder

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $40,896,000, an aggregate cost of $45,921,000, and which represented .04% of the net assets of the fund) were acquired from 2/8/2012 to 4/7/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $52,930,000, which represented ..05% of the net assets of the fund.

Capital Income Builder	9

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $236,525,000 over the prior 12-month period.

			Contract amount		Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 4/30/2015 (000)
Sales:
Australian dollars	5/12/2015	HSBC Bank	$21,941	A$28,500	$ (597)
British pounds	5/6/2015	HSBC Bank	$390,333	£263,585	(14,250)
British pounds	5/12/2015	Citibank	$49,369	£33,280	(1,711)
British pounds	5/20/2015	Bank of New York Mellon	$24,633	£16,662	(939)
British pounds	5/20/2015	UBS AG	$64,309	£43,487	(2,433)
British pounds	5/20/2015	Citibank	$68,794	£46,541	(2,637)
British pounds	5/21/2015	JPMorgan Chase	$64,251	£43,439	(2,417)
British pounds	6/5/2015	HSBC Bank	$28,387	£19,000	(770)
British pounds	6/10/2015	Bank of America, N.A.	$110,883	£74,310	(3,149)
Euros	5/22/2015	HSBC Bank	$14,906	€13,800	(594)
					$(29,497)

10	Capital Income Builder

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended April 30, 2015, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/2015 (000)
SSE PLC[1]	57,576,915	18,266,218	—	75,843,133	$24,056	$1,796,506
TDC A/S1	39,465,244	16,000,000	—	55,465,244	5,698	422,057
TalkTalk Telecom Group PLC[1]	32,980,000	23,766,393	—	56,746,393	2,378	318,261
Six Flags Entertainment Corp.	6,081,400	—	—	6,081,400	6,325	285,947
VTech Holdings Ltd.[1]	14,957,100	2,960,200	1,405,000	16,512,300	3,046	229,626
Veresen Inc.[10]	2,187,800	12,884,300	—	15,072,100	4,062	226,612
Greene King PLC[1]	17,465,299	—	—	17,465,299	2,162	222,271
R.R. Donnelley & Sons Co.	12,629,057	—	1,130,184	11,498,873	6,567	214,109
R.R. Donnelley & Sons Co. 7.875% 2021	$1,475,000	—	—	$1,475,000	58	1,700
R.R. Donnelley & Sons Co. 6.50% 2023	$2,075,000	—	$1,300,000	$775,000	30	827
Glow Energy PCL[1]	69,776,200	8,750,800	—	78,527,000	4,945	203,026
Moneysupermarket.com Group PLC[1]	42,428,401	—	—	42,428,401	3,590	182,301
Mercury General Corp.	2,809,700	—	—	2,809,700	3,470	154,365
Ratchaburi Electricity Generating Holding PCL[1]	77,350,000	—	—	77,350,000	2,511	140,644
BTS Rail Mass Transit
Growth Infrastructure Fund[1]	367,453,100	—	—	367,453,100	3,561	115,965
Marston’s PLC[1]	31,083,908	6,170,320	—	37,254,228	2,290	90,396
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1]	145,255,000	—	—	145,255,000	1,864	59,954
Ekornes ASA[1]	1,990,851	—	—	1,990,851	—	28,028
Canyon Services Group Inc.	4,040,500	—	—	4,040,500	848	27,528
Orior AG1	385,000	—	17,773	367,227	802	22,180
Cache Logistics Trust[1,11]	41,000,000	—	19,601,500	21,398,500	898	—
CenturyLink, Inc.[11]	31,859,340	—	10,157,462	21,701,878	34,408	—
COSCO Pacific Ltd.[1,11]	151,860,551	—	61,140,550	90,720,001	—	—
Kværner ASA[1,11]	17,485,000	—	6,265,662	11,219,338	848	—
Ladbrokes PLC[1,11]	59,622,507	—	15,316,207	44,306,300	3,031	—
mobilezone holding ag, non-registered shares[11]	2,325,000	—	2,325,000	—	—	—
Rexel SA1,11	15,763,103	—	12,337,678	3,425,425	—	—
Starwood Property Trust, Inc.[11]	12,437,000	—	1,045,000	11,392,000	11,940	—
Sunway Real Estate Investment Trust[1,11]	162,538,400	—	25,092,800	137,445,600	1,949	—
William Hill PLC[1,11]	46,533,436	—	14,868,992	31,664,444	4,006	—
					$135,343	$4,742,303

Capital Income Builder	11

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $36,651,823,000, which represented 36.46% of the net assets of the fund. This amount includes $36,589,737,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $28,794,000, which represented .03% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Coupon rate may change periodically.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,744,043,000, which represented 2.73% of the net assets of the fund.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2014; it was not publicly disclosed.
[11]	Unaffiliated issuer at 4/30/2015.

Key to abbreviations and symbols

ADR = American Depositary Receipts

TBA = To be announced

A$ = Australian dollars

€ = Euros

GBP/£ = British pounds

HKD = Hong Kong dollars

See Notes to Financial Statements

12	Capital Income Builder

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2015	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $83,532,594)	$96,205,866
Affiliated issuers (cost: $4,215,397)	4,742,303	$100,948,169
Cash denominated in currencies other than U.S. dollars (cost: $69,056)		69,067
Cash		5,488
Receivables for:
Sales of investments	1,406,314
Sales of fund’s shares	117,893
Dividends and interest	440,336	1,964,543
		102,987,267
Liabilities:
Unrealized depreciation on open forward currency contracts		29,497
Payables for:
Purchases of investments	2,304,770
Repurchases of fund’s shares	64,831
Closed forward currency contracts	658
Investment advisory services	20,393
Services provided by related parties	36,916
Trustees’ deferred compensation	1,437
Other	6,758	2,435,763
Net assets at April 30, 2015		$100,522,007

Net assets consist of:
Capital paid in on shares of beneficial interest		$90,121,939
Distributions in excess of net investment income		(220,848)
Accumulated net realized loss		(2,548,499)
Net unrealized appreciation		13,169,415
Net assets at April 30, 2015		$100,522,007

See Notes to Financial Statements

Capital Income Builder	13

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,646,060 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$72,714,208	1,190,695	$61.07
Class B	601,620	9,829	61.21
Class C	6,914,942	113,206	61.08
Class F-1	3,951,270	64,701	61.07
Class F-2	5,127,579	84,002	61.04
Class 529-A	2,288,542	37,486	61.05
Class 529-B	42,302	692	61.17
Class 529-C	741,818	12,158	61.02
Class 529-E	95,926	1,571	61.05
Class 529-F-1	73,023	1,196	61.07
Class R-1	154,789	2,536	61.04
Class R-2	745,502	12,213	61.04
Class R-2E	191	3	60.98
Class R-3	1,058,285	17,334	61.05
Class R-4	610,450	9,998	61.05
Class R-5	408,497	6,687	61.09
Class R-6	4,993,063	81,753	61.07

See Notes to Financial Statements

14	Capital Income Builder

Statement of operations	unaudited
for the six months ended April 30, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $63,683; also includes $135,255 from affiliates)	$1,672,583
Interest (net of non-U.S. taxes of $27; also includes $88 from affiliates)	227,809	$1,900,392
Fees and expenses*:
Investment advisory services	113,029
Distribution services	142,931
Transfer agent services	42,441
Administrative services	10,042
Reports to shareholders	1,751
Registration statement and prospectus	1,356
Trustees’ compensation	245
Auditing and legal	74
Custodian	2,634
State and local taxes	1
Other	1,564	316,068
Net investment income		1,584,324

Net realized gain and unrealized depreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (includes $83,144 net loss from affiliates)	1,807,132
Forward currency contracts	656
Currency transactions	(17,365)	1,790,423
Net unrealized (depreciation) appreciation on:
Investments	(591,817)
Forward currency contracts	(32,281)
Currency translations	2,513	(621,585)
Net realized gain and unrealized depreciation on investments, forward currency contracts and currency		1,168,838

Net increase in net assets resulting from operations		$2,753,162

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Capital Income Builder	15

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	April 30, 2015*	October 31, 2014

Operations:
Net investment income	$1,584,324	$4,045,090
Net realized gain on investments, forward currency contracts and currency transactions	1,790,423	4,291,484
Net unrealized depreciation on investments, forward currency contracts and currency translations	(621,585)	(708,300)
Net increase in net assets resulting from operations	2,753,162	7,628,274

Dividends paid to shareholders from net investment income	(2,200,498)	(3,664,888)

Net capital share transactions	3,175,991	3,727,538

Total increase in net assets	3,728,655	7,690,924

Net assets:
Beginning of period	96,793,352	89,102,428
End of period (including distributions in excess of and undistributed net investment income: $(220,848) and $395,326, respectively)	$100,522,007	$96,793,352

*Unaudited.

See Notes to Financial Statements

16	Capital Income Builder

Notes to financial statements	unaudited

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Capital Income Builder	17

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

18	Capital Income Builder

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

Capital Income Builder	19

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

20	Capital Income Builder

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$6,259,170	$6,539,918	$—	$12,799,088
Consumer staples	8,621,175	3,112,867	—	11,734,042
Health care	5,660,475	4,636,833	—	10,297,308
Telecommunication services	5,529,762	4,528,840	—	10,058,602
Utilities	3,100,393	5,354,440	—	8,454,833
Energy	5,223,107	2,938,699	—	8,161,806
Industrials	2,812,986	2,361,743	—	5,174,729
Consumer discretionary	1,768,221	2,708,876	—	4,477,097
Information technology	2,982,154	943,295	—	3,925,449
Materials	992,753	1,297,913	—	2,290,666
Miscellaneous	1,980,289	2,166,313	—	4,146,602
Preferred securities	28,483	9,124	—	37,607
Convertible stocks	226,098	3,840	—	229,938
Convertible bonds	—	140,605	—	140,605
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	6,341,143	—	6,341,143
Corporate bonds & notes	—	5,487,338	950	5,488,288
Mortgage-backed obligations	—	2,183,275	—	2,183,275
Federal agency bonds & notes	—	698,590	—	698,590
Other	—	821,327	—	821,327
Short-term securities	—	3,487,174	—	3,487,174
Total	$45,185,066	$55,762,153	$950	$100,948,169

See the following page for footnote.

Capital Income Builder	21

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(29,497)	$—	$(29,497)

*	Securities with a value of $34,689,848,000, which represented 34.51% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

22	Capital Income Builder

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Capital Income Builder	23

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, April 30, 2015 (dollars in thousands):

	Assets		Liabilities
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$29,497

Forward currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	658
		$—		$30,155

	Net realized gain		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$656	Net unrealized depreciation on forward currency contracts	$(32,281)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

24	Capital Income Builder

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2015 (dollars in thousands) if close-out netting was exercised:

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$3,807	$—	$(3,632)	$—	$175
Bank of New York Mellon	939	—	(661)	—	278
Citibank	4,348	—	(4,053)	—	295
HSBC Bank	16,211	—	(15,464)	—	747
JPMorgan Chase	2,417	—	(2,322)	—	95
UBS AG	2,433	—	(2,191)	—	242
Total	$30,155	$—	$(28,323)	$—	$1,832

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010, by state tax authorities for tax years before 2009 and by tax authorities outside the U.S. for tax years before 2008.

Capital Income Builder	25

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$957,530
Capital loss carryforward expiring 2017*	(4,321,574)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$15,525,359
Gross unrealized depreciation on investment securities	(2,878,041)
Net unrealized appreciation on investment securities	12,647,318
Cost of investment securities	88,300,851

26	Capital Income Builder

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended	Year ended
Share class	April 30, 2015	October 31, 2014
Class A	$1,614,941	$2,732,692
Class B	13,652	33,303
Class C	129,882	227,155
Class F-1	82,743	164,209
Class F-2	113,056	124,454
Class 529-A	49,957	84,510
Class 529-B	874	1,995
Class 529-C	13,469	22,286
Class 529-E	1,998	3,362
Class 529-F-1	1,655	2,781
Class R-1	2,864	4,819
Class R-2	14,137	24,470
Class R-2E*	3	—	†
Class R-3	22,014	37,732
Class R-4	13,385	21,973
Class R-5	9,440	18,668
Class R-6	116,428	160,479
Total	$2,200,498	$3,664,888

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $100,000,000 of the fund’s monthly gross income and 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2015, the investment advisory services fee was $113,029,000, which was equivalent to an annualized rate of 0.233% of average daily net assets.

Capital Income Builder	27

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

28	Capital Income Builder

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended April 30, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$87,192		$31,249		$3,520		Not applicable
Class B	3,587		364		Not applicable		Not applicable
Class C	34,214		3,111		1,714		Not applicable
Class F-1	4,558		1,957		912		Not applicable
Class F-2	Not applicable		2,346		1,182		Not applicable
Class 529-A	2,515		775		555		$987
Class 529-B	236		22		12		21
Class 529-C	3,588		271		181		321
Class 529-E	233		16		23		42
Class 529-F-1	—		24		18		31
Class R-1	753		67		38		Not applicable
Class R-2	2,739		1,132		184		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	2,582		754		259		Not applicable
Class R-4	734		264		147		Not applicable
Class R-5	Not applicable		83		98		Not applicable
Class R-6	Not applicable		6		1,199		Not applicable
Total class-specific expenses	$142,931		$42,441		$10,042		$1,402

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $245,000 in the fund’s statement of operations includes $199,000 in current fees (either paid in cash or deferred) and a net increase of $46,000 in the value of the deferred amounts.

Capital Income Builder	29

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2015

Class A	$3,822,122	63,230	$1,570,371	26,389		$(3,389,106)	(56,114)	$2,003,387	33,505
Class B	2,965	49	13,450	225		(260,205)	(4,313)	(243,790)	(4,039)
Class C	578,842	9,572	125,672	2,108		(850,850)	(14,115)	(146,336)	(2,435)
Class F-1	707,744	11,745	79,720	1,341		(306,676)	(5,074)	480,788	8,012
Class F-2	857,864	14,191	101,483	1,707		(357,024)	(5,915)	602,323	9,983
Class 529-A	132,249	2,191	49,943	839		(135,282)	(2,240)	46,910	790
Class 529-B	638	11	874	15		(13,917)	(231)	(12,405)	(205)
Class 529-C	49,019	812	13,464	226		(52,148)	(864)	10,335	174
Class 529-E	5,659	93	1,998	34		(6,119)	(102)	1,538	25
Class 529-F-1	8,092	134	1,655	28		(7,186)	(119)	2,561	43
Class R-1	14,089	234	2,860	48		(15,124)	(251)	1,825	31
Class R-2	77,522	1,283	14,105	237		(100,876)	(1,672)	(9,249)	(152)
Class R-2E	92	1	3	—	[2]	(1)	— [2]	94	1
Class R-3	112,250	1,859	21,941	368		(130,373)	(2,158)	3,818	69
Class R-4	75,714	1,254	13,378	225		(64,257)	(1,064)	24,835	415
Class R-5	55,599	919	9,427	158		(39,837)	(657)	25,189	420
Class R-6	834,827	13,882	116,427	1,957		(567,086)	(9,395)	384,168	6,444
Total net increase (decrease)	$7,335,287	121,460	$2,136,771	35,905		$(6,296,067)	(104,284)	$3,175,991	53,081

30	Capital Income Builder

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2014

Class A	$6,451,215	108,910	$2,654,726	45,183	$(7,287,529)	(123,057)	$1,818,412	31,036
Class B	11,941	203	32,789	559	(449,820)	(7,593)	(405,090)	(6,831)
Class C	903,554	15,253	219,053	3,731	(1,551,170)	(26,233)	(428,563)	(7,249)
Class F-1	1,212,556	20,540	159,693	2,724	(2,193,219)	(36,366)	(820,970)	(13,102)
Class F-2	2,583,648	42,874	103,035	1,743	(510,919)	(8,607)	2,175,764	36,010
Class 529-A	243,003	4,108	84,489	1,439	(254,325)	(4,285)	73,167	1,262
Class 529-B	1,401	24	1,994	34	(25,721)	(435)	(22,326)	(377)
Class 529-C	91,136	1,540	22,281	380	(98,111)	(1,655)	15,306	265
Class 529-E	11,252	190	3,362	58	(12,695)	(214)	1,919	34
Class 529-F-1	13,081	221	2,779	47	(11,473)	(193)	4,387	75
Class R-1	22,602	381	4,811	82	(31,490)	(532)	(4,077)	(69)
Class R-2	145,623	2,459	24,423	416	(209,909)	(3,545)	(39,863)	(670)
Class R-2E3	94	2	—	—	—	—	94	2
Class R-3	207,671	3,507	37,631	640	(251,061)	(4,246)	(5,759)	(99)
Class R-4	136,939	2,314	21,965	374	(130,435)	(2,205)	28,469	483
Class R-5	94,621	1,598	18,634	318	(224,545)	(3,764)	(111,290)	(1,848)
Class R-6	1,502,009	25,310	159,880	2,715	(213,931)	(3,572)	1,447,958	24,453
Total net increase (decrease)	$13,632,346	229,434	$3,551,545	60,443	$(13,456,353)	(226,502)	$3,727,538	63,375

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $26,210,569,000 and $24,675,635,000, respectively, during the six months ended April 30, 2015.

Capital Income Builder	31

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 4/30/2015[5,6]	$60.76	$1.00	$.70	$1.70
Year ended 10/31/2014	58.25	2.64	2.28	4.92
Year ended 10/31/2013	52.75	1.85	5.88	7.73
Year ended 10/31/2012	49.34	1.87	3.67	5.54
Year ended 10/31/2011	50.05	1.87	(.49)	1.38
Year ended 10/31/2010	46.41	1.77	3.81	5.58
Class B:
Six months ended 4/30/2015[5,6]	60.87	.75	.72	1.47
Year ended 10/31/2014	58.33	2.25	2.22	4.47
Year ended 10/31/2013	52.79	1.42	5.90	7.32
Year ended 10/31/2012	49.36	1.50	3.66	5.16
Year ended 10/31/2011	50.04	1.48	(.48)	1.00
Year ended 10/31/2010	46.39	1.41	3.80	5.21
Class C:
Six months ended 4/30/2015[5,6]	60.77	.75	.70	1.45
Year ended 10/31/2014	58.25	2.17	2.27	4.44
Year ended 10/31/2013	52.75	1.40	5.88	7.28
Year ended 10/31/2012	49.34	1.47	3.66	5.13
Year ended 10/31/2011	50.03	1.46	(.48)	.98
Year ended 10/31/2010	46.39	1.38	3.80	5.18
Class F-1:
Six months ended 4/30/2015[5,6]	60.77	.98	.69	1.67
Year ended 10/31/2014	58.25	2.69	2.19	4.88
Year ended 10/31/2013	52.75	1.82	5.88	7.70
Year ended 10/31/2012	49.35	1.86	3.66	5.52
Year ended 10/31/2011	50.05	1.85	(.48)	1.37
Year ended 10/31/2010	46.41	1.76	3.80	5.56
Class F-2:
Six months ended 4/30/2015[5,6]	60.74	1.06	.69	1.75
Year ended 10/31/2014	58.23	2.59	2.44	5.03
Year ended 10/31/2013	52.73	1.94	5.89	7.83
Year ended 10/31/2012	49.32	1.98	3.67	5.65
Year ended 10/31/2011	50.04	1.98	(.51)	1.47
Year ended 10/31/2010	46.40	1.88	3.80	5.68
Class 529-A:
Six months ended 4/30/2015[5,6]	60.74	.97	.70	1.67
Year ended 10/31/2014	58.23	2.58	2.28	4.86
Year ended 10/31/2013	52.74	1.80	5.87	7.67
Year ended 10/31/2012	49.33	1.83	3.67	5.50
Year ended 10/31/2011	50.04	1.84	(.50)	1.34
Year ended 10/31/2010	46.40	1.75	3.80	5.55

32	Capital Income Builder

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(1.39)	$61.07	2.86%	$72,714	.59%[7]		3.32%[7]
(2.41)	60.76	8.64	70,314	.62		4.44
(2.23)	58.25	14.99	65,602	.61		3.35
(2.13)	52.75	11.48	58,027	.63		3.68
(2.09)	49.34	2.79	55,237	.61		3.73
(1.94)	50.05	12.33	58,471	.62		3.74

(1.13)	61.21	2.47	602	1.34	[7]	2.49	[7]
(1.93)	60.87	7.83	844	1.38		3.79
(1.78)	58.33	14.12	1,207	1.37		2.59
(1.73)	52.79	10.64	1,613	1.38		2.94
(1.68)	49.36	2.02	2,106	1.38		2.94
(1.56)	50.04	11.47	3,068	1.39		2.97

(1.14)	61.08	2.44	6,915	1.38	[7]	2.51	[7]
(1.92)	60.77	7.78	7,027	1.42		3.66
(1.78)	58.25	14.06	7,159	1.41		2.55
(1.72)	52.75	10.60	6,970	1.43		2.89
(1.67)	49.34	1.98	7,187	1.43		2.91
(1.54)	50.03	11.41	8,196	1.44		2.92

(1.37)	61.07	2.82	3,951	.65	[7]	3.28	[7]
(2.36)	60.77	8.57	3,445	.69		4.53
(2.20)	58.25	14.93	4,065	.67		3.30
(2.12)	52.75	11.44	3,106	.66		3.65
(2.07)	49.35	2.78	2,731	.65		3.69
(1.92)	50.05	12.31	3,034	.64		3.72

(1.45)	61.04	2.96	5,128	.40	[7]	3.54	[7]
(2.52)	60.74	8.86	4,496	.42		4.37
(2.33)	58.23	15.21	2,213	.41		3.52
(2.24)	52.73	11.71	2,132	.41		3.88
(2.19)	49.32	3.01	1,492	.41		3.94
(2.04)	50.04	12.58	1,239	.40		3.97

(1.36)	61.05	2.80	2,289	.68	[7]	3.23	[7]
(2.35)	60.74	8.56	2,229	.72		4.35
(2.18)	58.23	14.86	2,063	.70		3.26
(2.09)	52.74	11.39	1,805	.72		3.59
(2.05)	49.33	2.72	1,598	.69		3.66
(1.91)	50.04	12.26	1,476	.68		3.69

See page 38 for footnotes.

Capital Income Builder	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 4/30/2015[5,6]	$60.83	$.72	$.72	$1.44
Year ended 10/31/2014	58.29	2.16	2.23	4.39
Year ended 10/31/2013	52.76	1.36	5.89	7.25
Year ended 10/31/2012	49.34	1.43	3.66	5.09
Year ended 10/31/2011	50.03	1.43	(.49)	.94
Year ended 10/31/2010	46.38	1.36	3.81	5.17
Class 529-C:
Six months ended 4/30/2015[5,6]	60.71	.74	.70	1.44
Year ended 10/31/2014	58.20	2.12	2.28	4.40
Year ended 10/31/2013	52.71	1.37	5.87	7.24
Year ended 10/31/2012	49.31	1.43	3.66	5.09
Year ended 10/31/2011	50.01	1.44	(.49)	.95
Year ended 10/31/2010	46.38	1.37	3.79	5.16
Class 529-E:
Six months ended 4/30/2015[5,6]	60.74	.90	.70	1.60
Year ended 10/31/2014	58.23	2.44	2.28	4.72
Year ended 10/31/2013	52.73	1.66	5.89	7.55
Year ended 10/31/2012	49.33	1.71	3.65	5.36
Year ended 10/31/2011	50.04	1.70	(.50)	1.20
Year ended 10/31/2010	46.40	1.61	3.80	5.41
Class 529-F-1:
Six months ended 4/30/2015[5,6]	60.76	1.04	.70	1.74
Year ended 10/31/2014	58.25	2.72	2.27	4.99
Year ended 10/31/2013	52.75	1.92	5.88	7.80
Year ended 10/31/2012	49.34	1.94	3.67	5.61
Year ended 10/31/2011	50.05	1.94	(.49)	1.45
Year ended 10/31/2010	46.41	1.85	3.80	5.65
Class R-1:
Six months ended 4/30/2015[5,6]	60.73	.76	.70	1.46
Year ended 10/31/2014	58.22	2.16	2.27	4.43
Year ended 10/31/2013	52.72	1.41	5.88	7.29
Year ended 10/31/2012	49.31	1.48	3.66	5.14
Year ended 10/31/2011	50.02	1.47	(.50)	.97
Year ended 10/31/2010	46.38	1.40	3.80	5.20
Class R-2:
Six months ended 4/30/2015[5,6]	60.73	.77	.69	1.46
Year ended 10/31/2014	58.22	2.18	2.27	4.45
Year ended 10/31/2013	52.72	1.43	5.88	7.31
Year ended 10/31/2012	49.32	1.47	3.66	5.13
Year ended 10/31/2011	50.02	1.47	(.49)	.98
Year ended 10/31/2010	46.38	1.38	3.80	5.18

34	Capital Income Builder

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(1.10)	$61.17	2.42%	$42	1.46%[7]		2.39%[7]
(1.85)	60.83	7.69	55	1.50		3.64
(1.72)	58.29	13.99	74	1.49		2.47
(1.67)	52.76	10.50	92	1.51		2.82
(1.63)	49.34	1.90	110	1.49		2.84
(1.52)	50.03	11.39	142	1.48		2.88

(1.13)	61.02	2.42	742	1.45	[7]	2.45	[7]
(1.89)	60.71	7.71	728	1.49		3.57
(1.75)	58.20	13.99	682	1.48		2.48
(1.69)	52.71	10.52	611	1.50		2.81
(1.65)	49.31	1.93	558	1.48		2.86
(1.53)	50.01	11.36	533	1.48		2.90

(1.29)	61.05	2.70	96	.92	[7]	2.99	[7]
(2.21)	60.74	8.28	94	.95		4.11
(2.05)	58.23	14.62	88	.94		3.02
(1.96)	52.73	11.10	77	.96		3.35
(1.91)	49.33	2.44	69	.96		3.39
(1.77)	50.04	11.94	66	.97		3.40

(1.43)	61.07	2.93	73	.45	[7]	3.46	[7]
(2.48)	60.76	8.78	70	.49		4.58
(2.30)	58.25	15.14	63	.48		3.48
(2.20)	52.75	11.63	54	.50		3.81
(2.16)	49.34	2.95	47	.48		3.87
(2.01)	50.05	12.50	42	.47		3.91

(1.15)	61.04	2.44	155	1.38	[7]	2.53	[7]
(1.92)	60.73	7.79	152	1.42		3.64
(1.79)	58.22	14.08	150	1.40		2.55
(1.73)	52.72	10.63	151	1.41		2.90
(1.68)	49.31	1.96	145	1.41		2.93
(1.56)	50.02	11.45	154	1.42		2.96

(1.15)	61.04	2.47	746	1.35	[7]	2.55	[7]
(1.94)	60.73	7.79	751	1.41		3.67
(1.81)	58.22	14.13	759	1.37		2.60
(1.73)	52.72	10.60	720	1.41		2.90
(1.68)	49.32	1.98	687	1.42		2.92
(1.54)	50.02	11.40	702	1.45		2.92

See page 38 for footnotes.

Capital Income Builder	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 4/30/2015[5,6]	$60.71	$.86	$.69	$1.55
Period from 8/29/2014 to 10/31/2014[5,10]	61.50	.16	(.41)	(.25)
Class R-3:
Six months ended 4/30/2015[5,6]	60.74	.89	.70	1.59
Year ended 10/31/2014	58.23	2.42	2.28	4.70
Year ended 10/31/2013	52.74	1.65	5.87	7.52
Year ended 10/31/2012	49.33	1.69	3.67	5.36
Year ended 10/31/2011	50.04	1.69	(.50)	1.19
Year ended 10/31/2010	46.40	1.60	3.80	5.40
Class R-4:
Six months ended 4/30/2015[5,6]	60.75	.98	.69	1.67
Year ended 10/31/2014	58.24	2.60	2.28	4.88
Year ended 10/31/2013	52.74	1.82	5.89	7.71
Year ended 10/31/2012	49.33	1.86	3.66	5.52
Year ended 10/31/2011	50.04	1.85	(.50)	1.35
Year ended 10/31/2010	46.40	1.75	3.80	5.55
Class R-5:
Six months ended 4/30/2015[5,6]	60.79	1.07	.69	1.76
Year ended 10/31/2014	58.27	2.88	2.19	5.07
Year ended 10/31/2013	52.77	2.00	5.87	7.87
Year ended 10/31/2012	49.35	2.01	3.67	5.68
Year ended 10/31/2011	50.06	2.00	(.50)	1.50
Year ended 10/31/2010	46.42	1.90	3.79	5.69
Class R-6:
Six months ended 4/30/2015[5,6]	60.77	1.08	.70	1.78
Year ended 10/31/2014	58.26	2.76	2.33	5.09
Year ended 10/31/2013	52.76	2.04	5.86	7.90
Year ended 10/31/2012	49.35	2.02	3.68	5.70
Year ended 10/31/2011	50.06	2.04	(.51)	1.53
Year ended 10/31/2010	46.42	1.93	3.78	5.71

	Six months ended	Year ended October 31
Portfolio turnover rate for all share classes[12]	April 30, 2015[3,5,6]	2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	31%	55%	69%	68%	47%	42%
Excluding mortgage dollar roll transactions	25%	Not available

See Notes to Financial Statements

36	Capital Income Builder

Dividends (from net investment income)	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(1.28)	$60.98	2.60%[8]	$—	[9]	1.07%[7,8]		2.89%[7,8]
(.54)	60.71	(.39)[11]	—	[9]	.15	[3,11]	.28	[3,11]

(1.28)	61.05	2.67	1,058		.94	[7]	2.97	[7]
(2.19)	60.74	8.26	1,049		.98		4.08
(2.03)	58.23	14.57	1,011		.97		3.00
(1.95)	52.74	11.10	953		.98		3.33
(1.90)	49.33	2.42	885		.97		3.37
(1.76)	50.04	11.92	907		.98		3.38

(1.37)	61.05	2.83	610		.63	[7]	3.28	[7]
(2.37)	60.75	8.58	582		.67		4.38
(2.21)	58.24	14.95	530		.65		3.31
(2.11)	52.74	11.46	452		.66		3.65
(2.06)	49.33	2.74	391		.66		3.68
(1.91)	50.04	12.27	386		.67		3.70

(1.46)	61.09	2.98	408		.34	[7]	3.58	[7]
(2.55)	60.79	8.92	381		.38		4.85
(2.37)	58.27	15.28	473		.35		3.62
(2.26)	52.77	11.79	449		.36		3.94
(2.21)	49.35	3.05	393		.37		3.98
(2.05)	50.06	12.60	446		.37		4.00

(1.48)	61.07	2.99	4,993		.30	[7]	3.61	[7]
(2.58)	60.77	8.95	4,577		.32		4.66
(2.40)	58.26	15.35	2,963		.30		3.69
(2.29)	52.76	11.83	1,039		.32		3.96
(2.24)	49.35	3.11	668		.32		4.06
(2.07)	50.06	12.66	502		.32		4.08

See page 38 for footnotes.

Capital Income Builder	37

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.68; the Class A ratio of expenses to average net assets would have been lower by 3 basis points; and the Class A ratio of net income to average net assets would have been lower by 1.15 percentage points. The impact to the other share classes would have been similar.
[3]	Not annualized.
[4]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Although the fund has a plan of distribution for Class R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[9]	Amount less than $1 million.
[10]	Class R-2E shares were offered beginning August 29, 2014.
[11]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.

38	Capital Income Builder

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2014, through April 30, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital Income Builder	39

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	11/1/2014	4/30/2015	during period*	expense ratio
Class A — actual return	$1,000.00	$1,028.60	$2.97	.59%
Class A — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class B — actual return	1,000.00	1,024.72	6.73	1.34
Class B — assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class C — actual return	1,000.00	1,024.43	6.93	1.38
Class C — assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class F-1 — actual return	1,000.00	1,028.17	3.27	.65
Class F-1 — assumed 5% return	1,000.00	1,021.57	3.26	.65
Class F-2 — actual return	1,000.00	1,029.62	2.01	.40
Class F-2 — assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-A — actual return	1,000.00	1,028.02	3.42	.68
Class 529-A — assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-B — actual return	1,000.00	1,024.17	7.33	1.46
Class 529-B — assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-C — actual return	1,000.00	1,024.22	7.28	1.45
Class 529-C — assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-E — actual return	1,000.00	1,026.98	4.62	.92
Class 529-E — assumed 5% return	1,000.00	1,020.23	4.61	.92
Class 529-F-1 — actual return	1,000.00	1,029.33	2.26	.45
Class 529-F-1 — assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-1 — actual return	1,000.00	1,024.43	6.93	1.38
Class R-1 — assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2 — actual return	1,000.00	1,024.68	6.78	1.35
Class R-2 — assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-2E — actual return	1,000.00	1,025.99	5.37	1.07
Class R-2E — assumed 5% return	1,000.00	1,019.49	5.36	1.07
Class R-3 — actual return	1,000.00	1,026.68	4.72	.94
Class R-3 — assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 — actual return	1,000.00	1,028.27	3.17	.63
Class R-4 — assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5 — actual return	1,000.00	1,029.79	1.71	.34
Class R-5 — assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-6 — actual return	1,000.00	1,029.95	1.51	.30
Class R-6 — assumed 5% return	1,000.00	1,023.31	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

40	Capital Income Builder

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Capital Income Builder	41

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42	Capital Income Builder

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Capital Income Builder	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	Capital Income Builder

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2015, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital Income Builder®
Investment portfolio
April 30, 2015
unaudited
Common stocks 81.09% Financials 12.73%	Shares	Value (000)
Sampo Oyj, Class A1	22,232,801	$1,079,122
Crown Castle International Corp.	11,707,400	977,919
HSBC Holdings PLC (HKD denominated)[1]	52,922,653	523,469
HSBC Holdings PLC (GBP denominated)[1]	41,296,077	409,631
Prudential PLC[1]	25,113,057	626,705
Ventas, Inc.	8,953,712	616,911
CME Group Inc., Class A	6,369,400	579,042
HCP, Inc.	13,795,421	555,817
Legal & General Group PLC[1]	114,214,405	454,282
Swedbank AB, Class A1	18,658,574	433,539
Standard Life PLC[1]	59,750,690	428,150
Principal Financial Group, Inc.	6,555,600	335,122
Svenska Handelsbanken AB, Class A1	6,693,443	307,904
Public Storage	1,550,000	291,260
Starwood Property Trust, Inc.	11,392,000	273,522
Link Real Estate Investment Trust[1]	43,905,000	272,319
BNP Paribas SA1	3,960,000	249,327
Bank of China Ltd., Class H1	351,855,000	241,684
Toronto-Dominion Bank (CAD denominated)	5,137,241	237,169
Wells Fargo & Co.	4,280,500	235,856
Alexandria Real Estate Equities, Inc.	2,455,904	226,876
BB&T Corp.	5,917,500	226,581
Iron Mountain Inc.	6,486,226	223,710
New York Community Bancorp, Inc.	12,422,000	213,534
Westpac Banking Corp.[1]	7,086,077	203,734
Royal Bank of Canada	3,000,000	199,196
Aberdeen Asset Management PLC[1]	26,275,000	191,056
RioCan Real Estate Investment Trust	7,155,200	177,086
Mercury General Corp.[2]	2,809,700	154,365
Barclays PLC[1]	39,233,539	153,597
Hospitality Properties Trust	5,000,000	150,400
Lloyds Banking Group PLC[1]	123,467,500	146,495
Old Republic International Corp.	9,176,200	140,304
Arthur J. Gallagher & Co.	2,786,989	133,302
Deutsche Börse AG1	1,547,300	128,999
Industrial and Commercial Bank of China Ltd., Class H1	131,970,000	114,648
Credit Suisse Group AG1	3,560,000	94,323
Skandinaviska Enskilda Banken AB, Class A1	6,880,000	86,927
Sunway Real Estate Investment Trust[1]	137,445,600	65,950
TAG Immobilien AG1	4,728,577	60,720
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1,2]	145,255,000	59,954
Bank of Nova Scotia	1,006,400	55,496
Equity Residential	750,500	55,432
Unibail-Rodamco SE, non-registered shares[1]	199,000	54,657
Marsh & McLennan Companies, Inc.	973,000	54,644
People’s United Financial, Inc.	3,125,000	47,219
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	9,765,000	40,221
Capital Income Builder — Page 1 of 30

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Altisource Residential Corp.	1,914,000	$36,653
Fortune Real Estate Investment Trust[1]	33,946,000	35,031
Sun Hung Kai Properties Ltd.[1]	2,004,167	33,344
CDL Hospitality Trusts, units[1]	19,078,500	24,722
Gjensidige Forsikring ASA[1]	1,250,000	21,743
Fibra Uno Administración, SA de CV	8,630,000	21,533
Cache Logistics Trust[1]	21,398,500	19,081
Société Générale[1]	376,945	18,805
		12,799,088
Consumer staples 11.67%
Philip Morris International Inc.	34,603,898	2,888,387
Altria Group, Inc.	46,160,505	2,310,333
Imperial Tobacco Group PLC[1]	19,044,315	931,122
Reynolds American Inc.	12,015,982	880,772
Coca-Cola Co.	18,142,274	735,851
Kraft Foods Group, Inc.	8,315,766	704,761
Nestlé SA1	8,885,709	692,905
Lorillard, Inc.	7,417,900	518,215
Unilever PLC[1]	7,710,000	338,522
Procter & Gamble Co.	4,230,000	336,327
British American Tobacco PLC[1]	5,979,476	328,884
Japan Tobacco Inc.[1]	9,319,200	326,076
Tate & Lyle PLC[1]	21,837,646	199,758
Kimberly-Clark Corp.	1,500,000	164,535
Treasury Wine Estates Ltd.[1]	21,720,626	95,407
Unilever NV, depository receipts[1]	2,146,000	93,407
PepsiCo, Inc.	862,000	81,994
Coca-Cola Amatil Ltd.[1]	5,723,000	46,387
Orior AG1,2	367,227	22,180
Philip Morris CR as1	42,500	18,109
Convenience Retail Asia Ltd.[1]	18,404,000	11,635
Woolworths Ltd.[1]	365,000	8,475
		11,734,042
Health care 10.24%
AbbVie Inc.	33,482,801	2,164,998
Novartis AG1	19,145,000	1,978,044
Amgen Inc.	11,852,909	1,871,693
GlaxoSmithKline PLC[1]	53,330,900	1,233,801
Pfizer Inc.	22,560,800	765,488
AstraZeneca PLC[1]	5,698,400	392,702
AstraZeneca PLC (ADR)	3,158,200	216,274
Roche Holding AG1	1,277,200	367,884
Bristol-Myers Squibb Co.	4,350,100	277,232
Merck & Co., Inc.	4,459,200	265,590
Takeda Pharmaceutical Co. Ltd.[1]	4,400,000	226,048
Sonic Healthcare Ltd.[1]	12,645,208	198,279
Orion Oyj, Class B1	4,778,809	156,601
Johnson & Johnson	1,000,000	99,200
Bayer AG1,3	573,000	83,474
		10,297,308
Capital Income Builder — Page 2 of 30

unaudited
Common stocks Telecommunication services 10.01%	Shares	Value (000)
Verizon Communications Inc.	59,163,811	$2,984,223
Singapore Telecommunications Ltd.[1]	465,131,500	1,554,232
AT&T Inc.	37,983,377	1,315,744
CenturyLink, Inc.	21,701,878	780,399
Vodafone Group PLC[1]	192,656,864	679,903
TDC A/S1,2	55,465,244	422,057
TalkTalk Telecom Group PLC[1,2]	56,746,393	318,261
TeliaSonera AB1	43,044,000	267,709
China Mobile Ltd.[1]	16,720,000	239,073
HKT Trust and HKT Ltd., units[1]	174,005,460	232,845
BCE Inc.	4,237,000	186,793
TELUS Corp.	4,828,508	167,007
MTN Group Ltd.[1]	7,101,000	142,286
NTT DoCoMo, Inc.[1]	7,784,700	138,335
Advanced Info Service PCL[1]	18,358,000	133,365
Hutchison Telecommunications Hong Kong Holdings Ltd.[1]	214,176,000	99,244
Mobile TeleSystems OJSC (ADR)	7,913,550	95,596
SmarTone Telecommunications Holdings Ltd.[1]	51,596,000	94,129
Telstra Corp. Ltd.[1]	13,214,000	64,979
MegaFon OJSC (GDR)[1]	3,723,387	63,272
Swisscom AG1	48,627	29,016
KDDI Corp.[1]	1,152,000	27,221
China Unicom (Hong Kong) Ltd.[1,3]	12,200,000	22,913
		10,058,602
Utilities 8.41%
SSE PLC[1,2]	75,843,133	1,796,506
Dominion Resources, Inc.	15,083,695	1,081,199
National Grid PLC[1]	78,696,056	1,058,066
EDP - Energias de Portugal, SA1	149,683,920	599,116
Duke Energy Corp.	7,417,495	575,375
Exelon Corp.	11,556,444	393,150
Fortum Oyj[1]	18,396,246	363,704
DTE Energy Co.	3,592,000	286,031
Cheung Kong Infrastructure Holdings Ltd.[1]	33,618,000	285,661
CMS Energy Corp.	7,286,000	247,214
FirstEnergy Corp.	6,055,000	217,435
Glow Energy PCL[1,2]	78,527,000	203,026
Southern Co.	4,500,000	199,350
Power Assets Holdings Ltd.[1]	19,387,700	195,858
Red Eléctrica de Corporación, SA1	1,940,508	162,848
Ratchaburi Electricity Generating Holding PCL[1,2]	77,350,000	140,644
Centrica PLC[1]	32,169,700	125,758
Pennon Group PLC[1]	9,026,989	118,688
ENDESA, SA1	4,350,716	86,349
Snam SPA[1]	13,180,000	68,673
PG&E Corp.	1,225,000	64,827
GDF SUEZ SA1	3,168,624	64,540
PT Perusahaan Gas Negara (Persero) Tbk[1]	157,220,000	49,611
Sempra Energy	337,309	35,812
Infratil Ltd.[1]	14,867,000	35,392
		8,454,833
Capital Income Builder — Page 3 of 30

unaudited
Common stocks Energy 8.12%	Shares	Value (000)
Kinder Morgan, Inc.	38,829,373	$1,667,722
Royal Dutch Shell PLC, Class B1	39,834,000	1,282,488
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	6,784,318	213,694
BP PLC[1]	145,192,400	1,047,633
ConocoPhillips	10,912,300	741,163
Exxon Mobil Corp.	6,636,200	579,805
Suncor Energy Inc.	16,020,900	521,725
Spectra Energy Corp	13,261,220	493,980
Eni SpA[1]	20,057,000	386,092
National Oilwell Varco Inc.	4,800,000	261,168
Chevron Corp.	2,227,700	247,408
Crescent Point Energy Corp.	9,408,000	245,708
Veresen Inc.[2]	15,072,100	226,612
Enbridge Inc. (CAD denominated)	3,823,000	199,816
Canyon Services Group Inc.[2]	4,040,500	27,528
Seadrill Ltd.	800,000	10,472
Kværner ASA[1]	11,219,338	8,792
		8,161,806
Industrials 5.15%
Lockheed Martin Corp.	5,663,900	1,056,884
General Electric Co.	36,507,000	988,610
BAE Systems PLC[1]	53,079,530	413,199
Kühne + Nagel International AG1	2,149,000	323,097
Singapore Technologies Engineering Ltd[1]	107,424,000	293,384
KONE Oyj, Class B1	6,322,000	272,506
KAR Auction Services, Inc.	6,750,600	251,190
R.R. Donnelley & Sons Co.[2]	11,498,873	214,109
Sydney Airport, units[1]	41,266,690	175,572
VINCI SA1	2,631,070	161,392
COSCO Pacific Ltd.[1]	90,720,001	142,378
Norfolk Southern Corp.	1,211,100	122,139
Schneider Electric SE1	1,609,699	120,037
BTS Rail Mass Transit Growth Infrastructure Fund[1,2]	367,453,100	115,965
Andritz AG1	1,919,000	112,189
Rexel SA1	3,425,425	64,592
Waste Management, Inc.	1,295,000	64,141
Hutchison Whampoa Ltd.[1]	3,600,000	53,109
Nielsen NV	1,176,000	52,849
Air New Zealand Ltd.[1]	21,975,736	45,247
CCR SA, ordinary nominative	6,450,000	35,537
Safran SA1	380,000	27,735
United Technologies Corp.	242,000	27,527
PayPoint PLC[1]	1,905,000	24,994
CTCI Corp.[1]	9,300,000	16,347
		5,174,729
Consumer discretionary 4.45%
Daimler AG1	7,058,900	682,417
Las Vegas Sands Corp.	10,376,800	548,725
Hasbro, Inc.	4,174,984	295,547
Six Flags Entertainment Corp.[2]	6,081,400	285,947
McDonald’s Corp.	2,470,000	238,478
Greene King PLC[1,2]	17,465,299	222,271
Li & Fung Ltd.[1]	212,936,000	217,023
Capital Income Builder — Page 4 of 30

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
SES SA, Class A (FDR)[1]	5,253,200	$183,791
William Hill PLC[1]	31,664,444	175,194
Gannett Co., Inc.	4,881,600	167,537
HUGO BOSS AG1	1,285,927	159,039
Marks and Spencer Group PLC[1]	18,195,000	154,126
SJM Holdings Ltd.[1]	121,311,000	153,765
RTL Group SA, non-registered shares[1]	1,173,265	110,060
Electrolux AB, Series B1	3,287,000	97,987
Marston’s PLC[1,2]	37,254,228	90,396
Target Corp.	1,080,000	85,136
Leggett & Platt, Inc.	1,750,000	74,323
ProSiebenSat.1 Media AG1	1,403,543	72,227
Stella International Holdings Ltd.[1]	26,606,500	72,001
Ladbrokes PLC[1]	44,306,300	69,623
Kingfisher PLC[1]	11,740,800	63,208
Industria de Diseño Textil, SA1	1,864,000	59,738
Home Depot, Inc.	528,932	56,585
Matas A/S1	1,398,000	33,104
Ekornes ASA[1,2]	1,990,851	28,028
H & M Hennes & Mauritz AB, Class B1	623,000	24,755
Fielmann AG1	265,442	18,129
Darden Restaurants, Inc.	250,000	15,943
Chow Sang Sang Holdings International Ltd.[1]	6,071,000	13,980
Sitoy Group Holdings Ltd.[1]	12,904,000	8,014
Revel AC, Inc.[1,3,4]	41,667	—
		4,477,097
Information technology 3.90%
Texas Instruments Inc.	14,889,000	807,133
Cisco Systems, Inc.	22,400,000	645,792
Microsoft Corp.	10,180,600	495,184
Quanta Computer Inc.[1]	143,465,190	359,405
Xilinx, Inc.	5,570,200	241,524
Seagate Technology	3,928,160	230,661
VTech Holdings Ltd.[1,2]	16,512,300	229,626
Moneysupermarket.com Group PLC[1,2]	42,428,401	182,301
Paychex, Inc.	3,282,000	158,816
Maxim Integrated Products, Inc.	4,144,207	136,054
STMicroelectronics NV1	12,800,000	102,005
Western Union Co.	4,712,000	95,559
Accenture PLC, Class A	701,000	64,948
Apple Inc.	467,300	58,483
Delta Electronics, Inc.[1]	8,433,677	50,706
Automatic Data Processing, Inc.	345,600	29,217
Atea ASA[1]	1,725,000	19,252
Avago Technologies Ltd.	160,700	18,783
		3,925,449
Materials 2.28%
Rio Tinto PLC[1]	10,598,000	472,108
Amcor Ltd.[1]	43,931,264	467,498
LyondellBasell Industries NV	3,205,400	331,823
Dow Chemical Co.	5,104,900	260,350
BASF SE1	1,640,000	164,529
E.I. du Pont de Nemours and Co.	2,000,000	146,400
Capital Income Builder — Page 5 of 30

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Nucor Corp.	2,768,819	$135,285
Givaudan SA1	66,000	124,308
RPM International, Inc.	1,820,000	86,523
Koninklijke DSM NV1	905,700	51,489
Praxair, Inc.	265,500	32,372
Israel Chemicals Ltd.[1]	2,570,000	17,981
		2,290,666
Miscellaneous 4.13%
Other common stocks in initial period of acquisition		4,146,602
Total common stocks (cost: $68,670,760,000)		81,520,222
Preferred securities 0.04% Utilities 0.02%
Southern Co. 5.625%	800,000	20,080
U.S. government agency securities 0.01%
CoBank, ACB, Class E, noncumulative[5]	13,000	9,124
Financials 0.01%
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,252
Citigroup Inc., Series K, depositary shares	68,200	1,856
Morgan Stanley, Series I, depositary shares	49,600	1,295
		8,403
Total preferred securities (cost: $40,939,000)		37,607
Convertible stocks 0.23% Utilities 0.04%
Exelon Corp., convertible preferred, units	854,000	42,076
Financials 0.03%
Bank of America Corp., Series L, 7.25% convertible preferred	18,000	20,862
Fannie Mae 5.375% convertible preferred 2032[3]	240	3,840
		24,702
Miscellaneous 0.16%
Other convertible stocks in initial period of acquisition		163,160
Total convertible stocks (cost: $242,385,000)		229,938
Convertible bonds 0.14% Financials 0.14%	Principal amount (000)
Goldman Sachs, Equity Linked Notes (Microsoft), 4.87% 2015	$ 2,427	112,561
Bank of Ireland 10.00% convertible notes 2016	€23,175	28,044
Total convertible bonds (cost: $130,406,000)		140,605
Capital Income Builder — Page 6 of 30

unaudited
Bonds, notes & other debt instruments 15.45% U.S. Treasury bonds & notes 6.31% U.S. Treasury 5.58%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$6,000	$6,001
U.S. Treasury 2.125% 2015	50,000	50,086
U.S. Treasury 4.25% 2015[6]	50,000	50,614
U.S. Treasury 9.875% 2015	106,950	112,569
U.S. Treasury 2.625% 2016	25,000	25,503
U.S. Treasury 3.25% 2016[6]	50,000	51,698
U.S. Treasury 9.25% 2016	96,000	102,885
U.S. Treasury 0.50% 2017	12,400	12,386
U.S. Treasury 4.50% 2017	100,000	107,883
U.S. Treasury 4.625% 2017	100,000	107,303
U.S. Treasury 0.75% 2018	8,115	8,078
U.S. Treasury 3.50% 2018	75,000	80,476
U.S. Treasury 1.50% 2019	149,000	149,867
U.S. Treasury 1.50% 2019	83,125	83,901
U.S. Treasury 1.625% 2019	290,000	292,978
U.S. Treasury 1.625% 2019	99,630	101,109
U.S. Treasury 1.625% 2019	85,700	86,828
U.S. Treasury 1.625% 2019	38,820	39,316
U.S. Treasury 1.75% 2019	101,570	103,327
U.S. Treasury 3.125% 2019	205,000	220,111
U.S. Treasury 3.625% 2019	250,000	274,160
U.S. Treasury 1.125% 2020	51,950	51,171
U.S. Treasury 1.25% 2020	457,100	453,745
U.S. Treasury 1.375% 2020	66,500	66,347
U.S. Treasury 1.375% 2020	60,900	60,717
U.S. Treasury 2.625% 2020	150,000	158,281
U.S. Treasury 3.50% 2020	19,150	21,044
U.S. Treasury 8.50% 2020	76,000	101,116
U.S. Treasury 1.875% 2021	25,000	25,172
U.S. Treasury 2.125% 2021	215,000	219,797
U.S. Treasury 3.125% 2021	25,000	27,073
U.S. Treasury 3.625% 2021	10,000	11,108
U.S. Treasury 8.125% 2021	25,000	34,648
U.S. Treasury 1.50% 2022	120,000	117,792
U.S. Treasury 1.75% 2022	100,000	99,704
U.S. Treasury 1.75% 2022	2,750	2,740
U.S. Treasury 2.50% 2023	247,000	257,977
U.S. Treasury 2.75% 2023	44,650	47,501
U.S. Treasury 2.25% 2024	135,972	138,487
U.S. Treasury 2.75% 2024	41,400	43,997
U.S. Treasury 2.00% 2025	80,200	79,931
U.S. Treasury 6.875% 2025	25,000	36,211
U.S. Treasury 6.25% 2030	107,000	159,831
U.S. Treasury 3.00% 2044	36,755	38,647
U.S. Treasury 10.625% 2015	7,500	7,732
U.S. Treasury 7.50% 2016	190,000	210,588
U.S. Treasury 8.75% 2017	50,000	58,277
U.S. Treasury 8.875% 2017	135,850	161,238
U.S. Treasury 8.125% 2019	43,440	55,886
U.S. Treasury 8.75% 2020	179,000	242,720
U.S. Treasury 8.75% 2020	165,000	226,101
U.S. Treasury 8.00% 2021	77,500	107,552
Capital Income Builder — Page 7 of 30

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 6.25% 2023	$25,000	$33,383
U.S. Treasury 7.125% 2023	135,000	187,049
		5,610,642
U.S. Treasury inflation-protected securities 0.73%
U.S. Treasury Inflation-Protected Security 1.875% 2015[7]	47,979	48,576
U.S. Treasury Inflation-Protected Security 0.125% 2016[7]	56,724	57,437
U.S. Treasury Inflation-Protected Security 2.00% 2016[7]	23,649	24,249
U.S. Treasury Inflation-Protected Security 2.50% 2016[7]	58,105	61,062
U.S. Treasury Inflation-Protected Security 0.125% 2020[7]	50,414	51,198
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	84,013	84,626
U.S. Treasury Inflation-Protected Security 0.25% 2025[7]	68,865	69,854
U.S. Treasury Inflation-Protected Security 2.375% 2025[7]	124,505	151,578
U.S. Treasury Inflation-Protected Security 2.00% 2026[7]	5,912	7,033
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	99,264	115,644
U.S. Treasury Inflation-Protected Security 0.75% 2045[7]	58,801	59,244
		730,501
Total U.S. Treasury bonds & notes		6,341,143
Corporate bonds & notes 5.46% Financials 1.30%
ACE Capital Trust II 9.70% 2030	7,210	10,873
ACE INA Holdings Inc. 3.35% 2024	4,700	4,891
ACE INA Holdings Inc. 3.15% 2025	9,215	9,391
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,705	2,709
Alexandria Real Estate Equities, Inc. 3.90% 2023	6,000	6,130
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,205	1,251
American Campus Communities, Inc. 3.75% 2023	8,615	8,733
American Campus Communities, Inc. 4.125% 2024	12,190	12,669
American Express Co. 6.15% 2017	9,080	10,068
American International Group, Inc. 2.30% 2019	4,275	4,327
American International Group, Inc. 3.375% 2020	5,000	5,250
American International Group, Inc. 4.125% 2024	610	657
American International Group, Inc. 3.875% 2035	2,000	1,953
American International Group, Inc. 4.50% 2044	8,400	8,664
AvalonBay Communities, Inc. 3.625% 2020	10,110	10,702
AXA SA, Series B, junior subordinated 6.379% (undated)[5,8]	7,000	7,884
AXA SA, junior subordinated 6.463% (undated)[5,8]	1,900	2,025
Bank of America Corp., Series L, 3.625% 2016	3,045	3,117
Bank of America Corp. 3.75% 2016	2,270	2,341
Bank of America Corp. 5.75% 2017	5,000	5,497
Bank of America Corp. 5.65% 2018	1,940	2,148
Bank of America Corp. 5.875% 2021	5,000	5,817
Bank of America Corp. 3.30% 2023	2,805	2,815
Bank of America Corp. 4.00% 2024	3,260	3,422
Bank of America Corp., Series L, 2.25% 2020	17,200	17,091
Bank of America Corp., Series L, 3.95% 2025	14,500	14,329
Bank of America Corp. junior subordinated 6.50% noncumulative (undated)[8]	3,600	3,849
Bank of Ireland 10.24% (undated)	€57,905	68,539
Bank of New York Mellon Corp. 2.10% 2019	$15,000	15,182
Barclays Bank PLC 2.50% 2019	6,210	6,334
Barclays Bank PLC 5.14% 2020	15,525	17,201
Barclays Bank PLC 3.65% 2025	7,000	6,922
Capital Income Builder — Page 8 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BB&T Corp. 0.99% 2020[8]	$5,850	$5,874
BB&T Corp. 2.45% 2020	15,000	15,182
Berkshire Hathaway Finance Corp. 4.30% 2043	2,000	2,129
Berkshire Hathaway Inc. 4.40% 2042	3,000	3,229
Brandywine Operating Partnership, LP 5.70% 2017	41	44
Brandywine Operating Partnership, LP 3.95% 2023	170	172
CIT Group Inc. 5.00% 2017	7,000	7,263
CIT Group Inc. 3.875% 2019	2,525	2,509
Citigroup Inc. 1.70% 2018	6,500	6,480
Citigroup Inc. 3.30% 2025	10,350	10,276
Citigroup Inc, Series O, 5.875% (undated)	4,488	4,527
Citigroup Inc., Series P, 5.95% (undated)	9,913	9,873
Citigroup Inc. 2.50% 2018	7,500	7,650
Citigroup Inc. 8.50% 2019	12,656	15,677
Citigroup Inc. 3.953% 2016	7,500	7,745
CNA Financial Corp. 3.95% 2024	3,135	3,225
CNA Financial Corp. 7.35% 2019	6,000	7,193
Corporate Office Properties Trust 3.60% 2023	515	497
Credit Agricole SA 4.375% 2025[5]	4,000	3,965
Credit Suisse Group AG 1.70% 2018	10,000	9,992
Crescent Resources 10.25% 2017[5]	3,355	3,586
Crown Castle International Corp. 4.875% 2022	300	314
DCT Industrial Trust Inc. 4.50% 2023	7,090	7,495
DDR Corp. 3.625% 2025	2,505	2,493
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,194
Developers Diversified Realty Corp. 9.625% 2016	15,520	16,638
Developers Diversified Realty Corp. 7.50% 2017	27,306	30,247
Developers Diversified Realty Corp. 7.875% 2020	14,482	17,968
Discover Financial Services 10.25% 2019	4,334	5,483
E*TRADE Financial Corp. 4.625% 2023	4,000	4,095
EPR Properties 4.50% 2025	14,640	14,863
ERP Operating LP 5.75% 2017	16,022	17,501
ERP Operating LP 4.50% 2044	6,500	6,825
Essex Portfolio L.P. 3.875% 2024	9,035	9,374
Essex Portfolio L.P. 3.50% 2025	7,000	7,054
Essex Portfolio L.P. 3.25% 2023	7,845	7,831
Goldman Sachs Group, Inc. 2.60% 2020	26,905	27,058
Goldman Sachs Group, Inc. 4.00% 2024	10,000	10,481
Goldman Sachs Group, Inc. 3.50% 2025	16,885	16,939
Goldman Sachs Group, Inc. 1.071% 2017[8]	14,000	14,066
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,704
Goldman Sachs Group, Inc. 3.625% 2023	2,500	2,573
Goldman Sachs Group, Inc. 3.85% 2024	7,215	7,466
Goodman Funding Pty Ltd. 6.00% 2022[5]	30,590	34,971
Goodman Funding Pty Ltd. 6.375% 2020[5]	4,000	4,656
HBOS PLC 6.75% 2018[5]	25,085	28,111
Hospitality Properties Trust 6.30% 2016	1,400	1,441
Hospitality Properties Trust 5.625% 2017	5,895	6,279
Hospitality Properties Trust 6.70% 2018	5,978	6,547
Hospitality Properties Trust 5.00% 2022	5,250	5,603
Hospitality Properties Trust 4.50% 2023	5,980	6,133
Hospitality Properties Trust 4.50% 2025	3,925	4,001
HSBC USA Inc. 1.147% 2018[8]	5,000	5,061
Intercontinentalexchange, Inc. 4.00% 2023	9,500	10,222
Capital Income Builder — Page 9 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Intesa Sanpaolo SpA 5.017% 2024[5]	$2,270	$2,292
iStar Financial Inc. 4.875% 2018	1,650	1,652
iStar Financial Inc. 5.00% 2019	8,400	8,400
JPMorgan Chase & Co. 6.30% 2019	5,000	5,778
JPMorgan Chase & Co. 2.25% 2020	13,890	13,864
JPMorgan Chase & Co. 4.625% 2021	5,000	5,547
JPMorgan Chase & Co. 3.125% 2025	15,096	14,908
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	13,635	13,686
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[8]	49,540	52,884
Kimco Realty Corp. 4.30% 2018	12,000	12,887
Kimco Realty Corp. 6.875% 2019	1,320	1,562
Leucadia National Corp. 5.50% 2023	4,750	4,888
Liberty Mutual Group Inc. 4.85% 2044[5]	1,900	1,986
MetLife Global Funding I 2.30% 2019[5]	5,395	5,482
MetLife Global Funding I 2.00% 2020[5]	2,155	2,148
Metlife, Inc. 3.60% 2024	4,905	5,120
Metlife, Inc. 4.05% 2045	4,325	4,256
Morgan Stanley 3.80% 2016	5,000	5,147
Morgan Stanley 2.125% 2018	10,000	10,115
Morgan Stanley 3.70% 2024	965	989
Morgan Stanley 2.65% 2020	11,885	12,038
New York Life Global Funding 2.10% 2019[5]	6,000	6,106
New York Life Global Funding 1.95% 2020[5]	2,190	2,187
Nordea Bank AB 1.625% 2018[5]	2,500	2,503
Northern Trust Corp. 5.85% 2017[5]	10,150	11,312
Outfront Media Inc. 5.625% 2024[5]	75	78
Piedmont Operating Partnership LP 3.40% 2023	3,000	2,914
PNC Financial Services Group, Inc. 3.90% 2024	8,250	8,584
PNC Preferred Funding Trust I, junior subordinated 1.921% (undated)[5,8]	8,600	7,987
PRICOA Global Funding I 1.35% 2017[5]	4,000	4,012
Prologis, Inc. 3.35% 2021	7,000	7,256
Prudential Financial, Inc. 3.50% 2024	2,800	2,871
Prudential Financial, Inc. 4.60% 2044	3,900	3,974
QBE Insurance Group Ltd. 2.40% 2018[5]	15,035	15,227
Realogy Corp. 4.50% 2019[5]	1,500	1,533
Realogy Corp. 9.00% 2020[5]	10,000	10,950
Realogy Corp., LOC, 4.40% 2016[8,9,10]	146	144
Regions Financial Corp. 5.75% 2015	5,669	5,701
Regions Financial Corp. 2.00% 2018	15,000	14,966
Ryman Hospitality Properties, Inc. 5.00% 2021	3,975	4,059
Ryman Hospitality Properties, Inc. 5.00% 2023[5]	275	280
Scentre Group 2.375% 2019[5]	9,130	9,204
Scentre Group 2.375% 2021[5]	4,220	4,189
Scentre Group 3.25% 2025[5]	7,390	7,280
Scentre Group 3.50% 2025[5]	27,550	27,849
Select Income REIT 3.60% 2020	2,680	2,767
Select Income REIT 4.15% 2022	3,055	3,087
Select Income REIT 4.50% 2025	6,085	6,084
Simon Property Group, LP 6.125% 2018	5,665	6,448
Synovus Financial Corp. 7.875% 2019	7,000	7,945
Td Ameritrade Holding Co. 2.95% 2022	6,660	6,742
UBS AG 1.80% 2018	10,000	10,034
UDR, Inc. 3.70% 2020	4,410	4,651
Unum Group 7.125% 2016	10,000	10,799
Capital Income Builder — Page 10 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UnumProvident Finance Co. PLC 6.85% 2015[5]	$961	$991
US Bancorp. 0.747% 2018[8]	5,000	5,039
WEA Finance LLC 1.75% 2017[5]	9,000	9,065
WEA Finance LLC 2.70% 2019[5]	18,165	18,425
WEA Finance LLC 3.75% 2024[5]	16,330	16,806
Wells Fargo & Co. 3.00% 2025	2,250	2,223
Wells Fargo & Co. 3.90% 2045	7,000	6,797
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[8]	71,606	79,393
		1,306,647
Health care 0.76%
AbbVie Inc. 2.90% 2022	12,265	12,150
AbbVie Inc. 4.40% 2042	10,315	10,197
Actavis Funding SCS 2.35% 2018	17,700	17,921
Actavis Funding SCS 3.00% 2020	6,830	6,965
Actavis Funding SCS 3.45% 2022	9,790	9,966
Actavis Funding SCS 3.80% 2025	17,220	17,448
Actavis Funding SCS 4.55% 2035	11,520	11,596
Actavis Funding SCS 4.75% 2045	8,145	8,244
Amgen Inc. 2.125% 2020	1,700	1,695
Amgen Inc. 2.70% 2022	850	844
Amgen Inc. 3.125% 2025	4,500	4,458
Amgen Inc. 4.40% 2045	3,600	3,560
Baxter International Inc. 1.85% 2018	5,810	5,853
Bayer AG 3.375% 2024[5]	7,650	7,899
Becton, Dickinson and Co. 1.80% 2017	3,700	3,737
Becton, Dickinson and Co. 2.675% 2019	8,900	9,088
Becton, Dickinson and Co. 3.734% 2024	8,080	8,363
Becton, Dickinson and Co. 4.685% 2044	10,110	10,635
Boston Scientific Corp. 6.00% 2020	8,075	9,288
Celgene Corp. 3.625% 2024	14,740	15,290
Celgene Corp. 4.625% 2044	14,900	15,312
Centene Corp. 5.75% 2017	3,175	3,377
Centene Corp. 4.75% 2022	2,180	2,297
Concordia Healthcare Corp. 7.00% 2023[5]	650	661
DJO Finance LLC 8.75% 2018	2,000	2,093
DJO Finance LLC 9.875% 2018	7,250	7,613
DJO Finco Inc. 8.125% 2021[5]	3,675	3,739
EMD Finance LLC 2.40% 2020[5]	19,850	20,110
EMD Finance LLC 2.95% 2022[5]	26,300	26,736
EMD Finance LLC 3.25% 2025[5]	18,700	18,846
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[5]	915	929
Express Scripts Inc. 2.25% 2019	9,000	9,024
Express Scripts Inc. 3.125% 2016	706	723
Gilead Sciences, Inc. 4.80% 2044	7,775	8,506
Gilead Sciences, Inc. 3.05% 2016	18,215	18,829
Gilead Sciences, Inc. 3.50% 2025	8,865	9,209
Gilead Sciences, Inc. 4.50% 2045	6,200	6,545
GlaxoSmithKline Capital Inc. 5.65% 2018	2,500	2,820
HCA Inc. 3.75% 2019	1,915	1,977
HCA Inc. 4.25% 2019	7,500	7,847
HCA Inc. 6.50% 2020	3,000	3,428
Humana Inc. 3.85% 2024	6,800	7,063
Humana Inc. 4.95% 2044	1,700	1,832
Capital Income Builder — Page 11 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
inVentiv Health Inc, Term Loan B4, 7.75% 2018[8,9,10]	$1,470	$1,478
inVentiv Health Inc. 11.00% 2018[5]	1,256	1,209
inVentiv Health Inc. 11.00% 2018[5]	837	804
inVentiv Health Inc. 12.00% 2018[5,8,11]	3,187	3,190
Kindred Healthcare, Inc. 8.00% 2020[5]	1,875	2,032
Kinetic Concepts, Inc. 10.50% 2018	7,085	7,643
Laboratory Corporation of America Holdings 2.625% 2020	10,730	10,832
Laboratory Corporation of America Holdings 3.20% 2022	2,400	2,422
Laboratory Corporation of America Holdings 3.60% 2025	10,095	10,082
Laboratory Corporation of America Holdings 4.70% 2045	20,030	20,003
McKesson Corp. 0.95% 2015	2,730	2,736
McKesson Corp. 3.25% 2016	1,600	1,633
McKesson Corp. 1.40% 2018	1,485	1,483
McKesson Corp. 2.284% 2019	5,810	5,879
McKesson Corp. 3.796% 2024	2,640	2,763
Medtronic, Inc. 1.071% 2020[5,8]	11,000	11,123
Medtronic, Inc. 2.50% 2020[5]	14,015	14,357
Medtronic, Inc. 3.50% 2025[5]	24,700	25,585
Medtronic, Inc. 4.375% 2035[5]	11,545	12,219
Medtronic, Inc. 4.625% 2045[5]	10,575	11,415
Merck & Co., Inc. 0.616% 2018[8]	30,000	30,158
Merck & Co., Inc. 3.70% 2045	1,975	1,913
Multiplan Inc., Term Loan B, 3.75% 2021[8,9,10]	3,986	3,990
Novartis Securities Investment Ltd. 5.125% 2019	15,000	16,888
Ortho-Clinical Diagnostics Inc. 6.625% 2022[5]	3,935	3,502
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[8,9,10]	1,039	1,038
Pfizer Inc. 0.571% 2018[8]	5,000	5,015
Pfizer Inc. 7.20% 2039	486	695
Pfizer Inc. 4.40% 2044	9,779	10,338
Quest Diagnostics Inc. 4.70% 2045	3,075	3,056
Roche Holdings, Inc. 2.25% 2019[5]	19,750	20,117
Roche Holdings, Inc. 6.00% 2019[5]	6,668	7,697
Roche Holdings, Inc. 2.875% 2021[5]	6,550	6,740
Roche Holdings, Inc. 3.35% 2024[5]	14,215	14,871
Roche Holdings, Inc. 4.00% 2044[5]	1,300	1,370
Select Medical Holdings Corp. 6.375% 2021	1,735	1,731
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,615	1,728
Tenet Healthcare Corp., First Lien, 6.25% 2018	4,000	4,344
Tenet Healthcare Corp., Term Loan, 5.25% 2016[1,8,9,10]	235	235
Tenet Healthcare Corp., Term Loan, 6.75% 2016[1,8,9,10]	715	715
Thermo Fisher Scientific Inc. 1.30% 2017	945	946
Thermo Fisher Scientific Inc. 2.40% 2019	3,005	3,041
Thermo Fisher Scientific Inc. 4.15% 2024	6,500	6,963
Thermo Fisher Scientific Inc. 3.30% 2022	8,255	8,408
UnitedHealth Group Inc. 3.875% 2020	2,900	3,166
UnitedHealth Group Inc. 2.875% 2023	3,285	3,322
VPI Escrow Corp. 6.75% 2018[5]	7,000	7,429
VPI Escrow Corp. 6.375% 2020[5]	4,230	4,473
VRX Escrow Corp. 5.375% 2020[5]	3,465	3,562
VRX Escrow Corp. 5.875% 2023[5]	1,615	1,657
VRX Escrow Corp. 6.125% 2025[5]	1,110	1,152
VWR Funding, Inc. 7.25% 2017	5,000	5,244
WellPoint, Inc. 2.30% 2018	2,740	2,788
WellPoint, Inc. 2.25% 2019	2,000	2,011
Capital Income Builder — Page 12 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Zimmer Holdings, Inc. 2.00% 2018	$4,000	$4,039
Zimmer Holdings, Inc. 2.70% 2020	10,500	10,613
Zimmer Holdings, Inc. 3.15% 2022	4,000	4,031
Zimmer Holdings, Inc. 3.55% 2025	22,440	22,485
Zimmer Holdings, Inc. 4.25% 2035	12,260	12,230
Zimmer Holdings, Inc. 4.45% 2045	14,510	14,324
		761,626
Telecommunication services 0.73%
Altice Financing SA 6.625% 2023[5]	5,675	5,874
Altice Finco SA 6.50% 2022[5]	700	717
Altice Finco SA 7.625% 2025[5]	375	384
Altice Finco SA, First Lien, 7.75% 2022[5]	24,350	24,655
Altice SA 7.625% 2025[5]	1,050	1,065
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,852
América Móvil, SAB de CV 8.46% 2036	147,200	9,640
AT&T Inc. 3.00% 2022	$21,005	20,911
AT&T Inc. 0.90% 2016	10,000	10,007
AT&T Inc. 1.207% 2020[8]	8,000	8,074
AT&T Inc. 2.45% 2020	18,525	18,541
AT&T Inc. 3.40% 2025	12,275	12,187
AT&T Inc. 4.50% 2035	19,935	19,578
AT&T Inc. 4.30% 2042	4,175	3,835
AT&T Inc. 4.80% 2044	4,166	4,125
AT&T Inc. 4.75% 2046	4,285	4,204
Deutsche Telekom International Finance BV 6.75% 2018	15,000	17,416
Frontier Communications Corp. 9.25% 2021	5,575	6,356
Frontier Communications Corp. 6.25% 2021	1,725	1,716
Frontier Communications Corp. 7.125% 2023	1,650	1,658
Intelsat Jackson Holding Co. 7.25% 2020	625	646
Intelsat Jackson Holding Co. 6.625% 2022	2,000	1,970
MetroPCS Wireless, Inc. 6.25% 2021	3,550	3,723
MTS International Funding Ltd. 8.625% 2020[5]	27,918	30,465
MTS International Funding Ltd. 8.625% 2020	27,918	30,465
NII Capital Corp. 10.00% 2016[12]	50	22
NII Capital Corp. 7.875% 2019[5,12]	2,275	2,116
NII Capital Corp. 8.875% 2019[12]	1,950	843
NII Capital Corp. 11.375% 2019[5,12]	3,425	3,237
NII Capital Corp. 7.625% 2021[12]	8,425	2,501
Numericable Group SA 6.00% 2022[5]	5,425	5,550
Numericable Group SA 4.875% 2019[5]	1,075	1,088
Sprint Capital Corp. 6.90% 2019	17,200	17,802
Sprint Nextel Corp. 8.375% 2017	12,575	13,770
Sprint Nextel Corp. 9.125% 2017	112,350	123,023
Sprint Nextel Corp. 7.00% 2020	6,500	6,614
Sprint Nextel Corp. 7.25% 2021	1,950	1,962
Sprint Nextel Corp. 11.50% 2021	138,575	168,715
Sprint Nextel Corp. 7.875% 2023	42,000	42,263
Sprint Nextel Corp. 7.125% 2024	3,000	2,918
T-Mobile US, Inc. 6.542% 2020	6,000	6,352
Verizon Communications Inc. 4.272% 2036[5]	45,206	43,604
Verizon Communications Inc. 3.85% 2042	1,500	1,345
Verizon Communications Inc. 4.522% 2048[5]	30,130	28,800
Vodafone Group PLC 5.625% 2017	10,450	11,263
Capital Income Builder — Page 13 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Wind Acquisition SA 4.75% 2020[5]	$3,300	$3,308
Wind Acquisition SA 7.375% 2021[5]	6,350	6,517
		734,677
Energy 0.60%
Alpha Natural Resources, Inc. 7.50% 2020[5]	3,975	1,471
Alpha Natural Resources, Inc. 7.50% 2020[5]	1,833	678
American Energy (Marcellus), Term Loan B, 5.25% 2020[8,9,10]	1,500	1,246
American Energy (Marcellus), Term Loan A, 8.50% 2021[8,9,10]	3,275	2,395
American Energy (Permian Basin) 7.125% 2020[5]	4,425	3,274
American Energy (Permian Basin) 7.375% 2021[5]	1,700	1,247
American Energy (Woodford LLC), 9.00% 2022[5]	1,550	930
Anadarko Petroleum Corp. 8.70% 2019	17,265	21,209
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,176
Anadarko Petroleum Corp. 6.20% 2040	1,580	1,945
APT Pipelines Ltd. 4.20% 2025[5]	5,125	5,179
Arch Coal, Inc. 7.00% 2019	4,600	1,035
Arch Coal, Inc. 7.25% 2021	1,350	300
Baytex Energy Corp. 5.125% 2021[5]	1,650	1,617
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,600
Boardwalk Pipelines, LP 4.95% 2024	10,030	10,074
Canadian Natural Resources Ltd. 3.80% 2024	1,975	2,006
Cenovus Energy Inc. 3.80% 2023	6,120	6,156
Cenovus Energy Inc. 3.00% 2022	16,340	15,691
Chevron Corp. 2.411% 2022	8,795	8,830
CNOOC Finance (2013) Ltd. 3.00% 2023	6,600	6,405
CONSOL Energy Inc. 5.875% 2022	1,875	1,739
Denbury Resources Inc. 4.625% 2023	1,500	1,358
Diamond Offshore Drilling, Inc. 4.875% 2043	22,650	19,347
Ecopetrol SA 5.875% 2045	2,845	2,742
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,271
Enbridge Energy Partners, LP 5.20% 2020	2,400	2,645
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,613
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	25,813
Enbridge Inc. 5.60% 2017	6,940	7,401
Enbridge Inc. 4.50% 2044	4,150	3,811
Enbridge Inc. 4.00% 2023	18,450	18,856
EnLink Midstream Partners, LP 2.70% 2019	2,335	2,336
EnLink Midstream Partners, LP 4.40% 2024	3,815	3,978
EnLink Midstream Partners, LP 5.05% 2045	9,630	9,662
Ensco PLC, 5.75% 2044	4,795	4,746
Ensco PLC, 5.20% 2025	2,485	2,567
Enterprise Products Operating LLC 3.90% 2024	2,105	2,175
Enterprise Products Operating LLC 4.85% 2044	4,830	4,983
Exxon Mobil Corp. 2.709% 2025	3,500	3,525
Genel Energy Finance 3 Ltd. 7.50% 2019[5]	11,000	10,587
Husky Energy Inc. 6.20% 2017	5,600	6,148
Husky Energy Inc. 7.25% 2019	4,500	5,358
Jupiter Resources Inc. 8.50% 2022[5]	3,000	2,550
Kinder Morgan Energy Partners, LP 6.00% 2017	375	403
Kinder Morgan Energy Partners, LP 3.50% 2023	6,280	6,100
Kinder Morgan Energy Partners, LP 4.25% 2024	3,800	3,853
Kinder Morgan Energy Partners, LP 5.40% 2044	9,505	9,383
Kinder Morgan Energy Partners, LP 5.50% 2044	8,200	8,272
Capital Income Builder — Page 14 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 4.15% 2024	$7,800	$7,875
Kinder Morgan Finance Co. 5.05% 2046	4,250	4,005
Kinder Morgan, Inc. 4.30% 2025	5,000	5,082
Kinder Morgan, Inc. 5.30% 2034	4,325	4,305
Kinder Morgan, Inc. 5.55% 2045	6,720	6,731
Matador Resources Co. 6.875% 2023[5]	200	206
Newfield Exploration Co. 5.375% 2026	4,000	4,180
NGL Energy Partners LP 5.125% 2019	1,325	1,308
NGPL PipeCo LLC 7.119% 2017[5]	10,225	10,481
NGPL PipeCo LLC 9.625% 2019[5]	6,425	6,650
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[8,9,10]	478	466
Noble Corp PLC 6.95% 2045	7,020	6,942
Noble Corp PLC 4.00% 2018	1,090	1,114
Noble Corp PLC 5.95% 2025	7,970	7,855
Oasis Petroleum Inc. 6.875% 2022	1,275	1,304
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[5,9]	5,529	4,785
PDC Energy Inc. 7.75% 2022	9,150	9,790
Peabody Energy Corp. 6.00% 2018	6,950	5,455
Peabody Energy Corp. 6.25% 2021	2,225	1,346
Pemex Project Funding Master Trust 5.75% 2018	2,750	3,011
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	16,980
Petrobras Global Finance Co. 6.25% 2024	2,320	2,322
Petrobras Global Finance Co. 5.625% 2043	720	598
Petrobras International Finance Co. 3.50% 2017	1,860	1,841
Petróleos Mexicanos 5.50% 2021	3,475	3,831
Petróleos Mexicanos 4.50% 2026[5]	11,830	12,037
Petróleos Mexicanos 5.625% 2046[5]	2,025	2,034
Phillips 66 2.95% 2017	4,000	4,139
Phillips 66 4.30% 2022	11,525	12,547
Phillips 66 Partners LP 3.605% 2025	1,075	1,069
Phillips 66 Partners LP 4.68% 2045	160	157
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[5,9]	10,485	9,594
QGOG Constellation SA 6.25% 2019[5]	500	363
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,9]	8,257	8,938
Ras Laffan Liquefied Natural Gas II 5.298% 2020[9]	2,148	2,325
Ras Laffan Liquefied Natural Gas III 6.75% 2019[5]	500	599
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,500	1,597
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,050	4,313
Rice Energy Inc. 7.25% 2023[5]	300	314
Rice Energy Inc. 6.25% 2022	1,975	1,995
Sabine Pass Liquefaction, LLC 5.625% 2021	5,500	5,652
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,015
Sabine Pass Liquefaction, LLC 5.75% 2024	1,300	1,320
Samson Investment Co., Term Loan B, 5.00% 2018[8,9,10]	150	73
Seven Generations Energy Ltd. 6.75% 2023[5]	325	332
Shell International Finance BV 3.10% 2015	10,000	10,044
Southwestern Energy Co. 4.95% 2025	6,870	7,151
Spectra Energy Partners, LP 2.95% 2018	4,040	4,162
Statoil ASA 3.25% 2024	4,235	4,352
Statoil ASA 2.75% 2021	2,010	2,058
TC PipeLines, LP 4.375% 2025	5,345	5,403
Tesoro Logistics LP 5.50% 2019[5]	575	611
Tesoro Logistics LP 6.25% 2022[5]	1,400	1,493
TransCanada PipeLines Ltd. 6.50% 2018	10,000	11,479
Capital Income Builder — Page 15 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[8]	$12,930	$12,510
Transocean Inc. 5.05% 2016	5,450	5,682
Transocean Inc. 6.375% 2021	1,985	1,754
Transocean Inc. 4.30% 2022	6,090	4,695
Transportadora de Gas Peru SA 4.25% 2028[5,9]	2,850	2,906
Western Gas Partners LP 2.60% 2018	1,375	1,400
Williams Partners LP 4.125% 2020	5,000	5,280
Williams Partners LP 4.50% 2023	3,350	3,492
Williams Partners LP 4.30% 2024	6,030	6,171
Williams Partners LP 3.90% 2025	7,780	7,671
Williams Partners LP 4.00% 2025	15,815	15,635
Williams Partners LP 5.40% 2044	3,750	3,649
Williams Partners LP 4.90% 2045	3,730	3,493
Williams Partners LP 5.10% 2045	10,335	9,745
		605,398
Consumer discretionary 0.59%
Academy Sports 9.25% 2019[5]	10,000	10,675
Amazon.com, Inc. 4.95% 2044	8,500	9,055
Bed Bath & Beyond Inc. 5.165% 2044	3,500	3,733
Board of Trustees of The Leland Stanford Junior University 3.46% 2047	1,650	1,616
Boyd Gaming Corp. 9.00% 2020	14,000	15,190
Burger King Corp. 6.00% 2022[5]	4,150	4,306
Carnival Corp. 3.95% 2020	6,500	6,920
CBS Corp. 1.95% 2017	8,000	8,089
CBS Corp. 2.30% 2019	14,000	14,024
CBS Outdoor Americas Inc. 5.625% 2024	400	418
CCO Holdings LLC and CCO Holdings Capital Corp. 6.50% 2021	3,000	3,123
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	4,000	4,160
Cedar Fair, LP 5.375% 2024[5]	475	494
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	4,425	4,685
Cinemark USA, Inc. 5.125% 2022	2,100	2,181
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,025	1,081
Cleopatra Finance Ltd 6.25% 2022[5]	2,800	2,779
Comcast Corp. 5.85% 2015	10,000	10,287
Comcast Corp. 6.30% 2017	7,000	7,892
Comcast Corp. 4.75% 2044	11,105	12,193
Cumulus Media Holdings Inc. 7.75% 2019	5,030	4,860
Cumulus Media Inc., Term Loan B, 4.25% 2020[8,9,10]	2,045	2,020
Daimler Finance NA LLC 3.00% 2016[5]	2,500	2,548
DaimlerChrysler North America Holding Corp. 1.375% 2017[5]	5,500	5,517
DaimlerChrysler North America Holding Corp. 1.115% 2018[5,8]	1,500	1,516
DaimlerChrysler North America Holding Corp. 2.25% 2020[5]	6,915	6,933
Delta 2 (Formula One), Term Loan B, 4.75% 2021[8,9,10]	1,075	1,079
Delta 2 (Formula One), Term Loan B, 7.75% 2022[8,9,10]	2,225	2,234
DISH DBS Corp. 4.625% 2017	6,525	6,737
Dollar General Corp. 4.125% 2017	17,500	18,392
EchoStar DBS Corp. 7.125% 2016	3,000	3,109
Family Tree Escrow LLC 5.25% 2020[5]	575	605
Family Tree Escrow LLC 5.75% 2023[5]	1,175	1,240
Federated Department Stores, Inc. 6.90% 2029	3,177	4,114
Ford Motor Co. 4.75% 2043	750	786
Ford Motor Credit Co. 4.25% 2017	5,000	5,246
Ford Motor Credit Co. 2.597% 2019	6,810	6,887
Capital Income Builder — Page 16 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.219% 2022	$4,390	$4,473
Ford Motor Credit Co. 8.00% 2016	2,000	2,209
Ford Motor Credit Co. 1.684% 2017	11,000	11,013
Ford Motor Credit Co. 2.375% 2018	2,500	2,540
Ford Motor Credit Co. 3.664% 2024	1,000	1,024
Gannett Co., Inc. 6.375% 2023	4,475	4,861
Gannett Co., Inc. 5.125% 2019	1,385	1,466
Gannett Co., Inc. 4.875% 2021[5]	435	448
Gannett Co., Inc. 5.50% 2024[5]	4,425	4,613
General Motors Co. 4.00% 2025	2,180	2,208
General Motors Co. 5.20% 2045	4,250	4,513
General Motors Financial Co. 3.25% 2018	5,500	5,639
General Motors Financial Co. 6.75% 2018	1,500	1,700
General Motors Financial Co. 4.375% 2021	16,000	17,018
General Motors Financial Co. 3.45% 2022	3,170	3,154
Hilton Worldwide Finance LLC 5.625% 2021	1,800	1,908
Home Depot, Inc. 4.40% 2021	10,000	11,303
Li & Fung Ltd. 6.00% (undated)[8]	28,831	30,705
Limited Brands, Inc. 8.50% 2019	3,006	3,637
Limited Brands, Inc. 7.00% 2020	2,994	3,473
Marks and Spencer Group PLC 6.25% 2017[5]	6,729	7,439
Marriott International, Inc., Series I, 6.375% 2017	12,500	13,716
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	1,000	1,019
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	5,875	6,257
MGM Resorts International 6.875% 2016	2,000	2,090
MGM Resorts International 6.75% 2020	2,025	2,190
MGM Resorts International 7.75% 2022	2,700	3,044
MGM Resorts International 7.50% 2016	2,075	2,194
Michaels Stores, Inc. 7.50% 2018[5,8,11]	878	897
Michaels Stores, Inc. 5.875% 2020[5]	725	756
NBC Universal Enterprise, Inc. 0.960% 2018[5,8]	13,105	13,208
NBC Universal Enterprise, Inc. 5.25% (undated)[5]	9,635	10,213
NCL Corp. Ltd. 5.25% 2019[5]	900	934
Needle Merger Sub Corp. 8.125% 2019[5]	4,350	4,361
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	2,150	2,317
Neiman Marcus Group LTD Inc. 8.75% 2021[5,8,11]	3,955	4,271
Neiman Marcus, Term Loan B, 4.25% 2020[8,9,10]	6,419	6,445
PETCO Animal Supplies, Inc. 9.25% 2018[5]	5,000	5,269
PETsMART, Inc. 7.125% 2023[5]	1,600	1,684
Pinnacle Entertainment, Inc. 6.375% 2021	2,050	2,191
Playa Resorts Holding BV 8.00% 2020[5]	1,600	1,672
Schaeffler Holding Finance BV 7.625% 2018[5,8,11]	1,275	1,337
Scripps Networks Interactive, Inc. 3.90% 2024	3,075	3,139
Stackpole Intl. 7.75% 2021[5]	4,410	4,410
Target Corp. 6.00% 2018	24,000	27,012
Thomson Reuters Corp. 1.30% 2017	6,705	6,708
Thomson Reuters Corp. 1.65% 2017	2,880	2,888
Thomson Reuters Corp. 4.30% 2023	2,085	2,233
Thomson Reuters Corp. 5.65% 2043	4,375	5,066
Time Inc. 5.75% 2022[5]	1,125	1,102
Time Warner Cable Inc. 5.00% 2020	10,000	10,577
Time Warner Inc. 4.05% 2023	56,590	60,644
Time Warner Inc. 5.875% 2016	18,600	19,969
Time Warner Inc. 3.55% 2024	2,000	2,050
Capital Income Builder — Page 17 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Time Warner Inc. 4.65% 2044	$1,000	$1,036
Viacom Inc. 2.75% 2019	1,405	1,427
Viacom Inc. 3.875% 2024	2,000	2,020
Viacom Inc. 4.85% 2034	585	580
Viacom Inc. 5.85% 2043	2,500	2,665
Viacom Inc. 5.25% 2044	8,200	8,250
Volkswagen Group of America Finance, LLC 1.25% 2017[5]	11,000	11,041
Warner Music Group 6.00% 2021[5]	775	800
Warner Music Group 5.625% 2022[5]	1,475	1,499
Warner Music Group 6.75% 2022[5]	4,325	4,130
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	800	815
Wynn Macau, Ltd. 5.25% 2021[5]	1,000	943
ZF Friedrichshafen AG 4.00% 2020[5]	1,895	1,916
ZF Friedrichshafen AG 4.50% 2022[5]	560	565
		591,618
Utilities 0.50%
AES Corp. 7.375% 2021	5,000	5,589
Berkshire Hathaway Energy Co. 2.40% 2020	7,116	7,210
Berkshire Hathaway Energy Co. 3.50% 2025	1,900	1,977
Berkshire Hathaway Energy Co. 4.50% 2045	3,500	3,757
Calpine Corp. 5.375% 2023	1,205	1,222
Calpine Corp. 7.875% 2023[5]	936	1,034
Calpine Corp. 5.50% 2024	660	663
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	26,646
CMS Energy Corp. 8.75% 2019	10,524	13,190
CMS Energy Corp. 3.875% 2024	26,650	28,286
CMS Energy Corp. 4.875% 2044	7,070	7,960
CMS Energy Corp. 6.25% 2020	24,554	28,786
CMS Energy Corp. 5.05% 2022	8,103	9,172
CMS Energy Corp. 4.70% 2043	4,926	5,429
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,793	3,251
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	1,493	1,787
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,611
Dominion Gas Holdings LLC 2.50% 2019	3,063	3,122
Dominion Gas Holdings LLC 3.60% 2024	2,470	2,581
Duke Energy Corp. 3.95% 2023	2,500	2,695
Duke Energy Corp. 3.75% 2024	6,816	7,266
Dynegy Finance Inc. 6.75% 2019[5]	520	546
Dynegy Finance Inc. 7.375% 2022[5]	2,290	2,450
Dynegy Finance Inc. 7.625% 2024[5]	3,590	3,877
Entergy Corp. 4.70% 2017	6,500	6,797
Entergy Louisiana, LLC 3.30% 2022	3,260	3,384
Entergy Louisiana, LLC 3.78% 2025	3,500	3,656
MidAmerican Energy Holdings Co. 3.75% 2023	9,165	9,696
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	2,650	2,651
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,736	11,597
Niagara Mohawk Power Corp. 3.508% 2024[5]	3,965	4,128
Northeast Utilities 3.15% 2025	8,956	8,981
Northern States Power Co. 5.25% 2035	227	276
NV Energy, Inc 6.25% 2020	47,989	56,572
Ohio Power Co., Series G, 6.60% 2033	2,971	3,901
Ohio Power Co., Series H, 6.60% 2033	1,470	1,931
Pacific Gas and Electric Co. 3.25% 2023	22,674	23,284
Capital Income Builder — Page 18 of 30

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.85% 2023	$8,996	$9,679
Pacific Gas and Electric Co. 3.40% 2024	6,914	7,150
Pacific Gas and Electric Co. 3.75% 2042	750	741
Pacific Gas and Electric Co. 4.75% 2044	2,500	2,830
Pacific Gas and Electric Co. 4.30% 2045	8,097	8,546
PacifiCorp., First Mortgage Bonds, 5.25% 2035	2,237	2,663
Pennsylvania Electric Co. 6.05% 2017	3,000	3,304
PG&E Corp. 2.40% 2019	6,350	6,422
Progress Energy, Inc. 7.00% 2031	5,000	6,626
Progress Energy, Inc. 7.05% 2019	9,650	11,475
Progress Energy, Inc. 7.75% 2031	5,306	7,507
PSEG Power LLC 4.30% 2023	5,000	5,361
Public Service Co. of Colorado 3.20% 2020	1,409	1,488
Public Service Co. of Colorado 5.80% 2018	4,850	5,520
Public Service Co. of Colorado 5.125% 2019	2,973	3,367
Public Service Electric and Gas Co. 2.00% 2019	4,184	4,233
Puget Sound Energy Inc. 6.724% 2036	4,500	6,326
Puget Sound Energy, Inc., First Lien, 6.50% 2020	9,599	11,497
Puget Sound Energy, Inc., First Lien, 6.00% 2021	3,695	4,371
Puget Sound Energy, Inc., First Lien, 5.625% 2022	10,226	11,887
State Grid Overseas Investment Ltd. 1.75% 2018[5]	10,000	9,963
Tampa Electric Co. 5.40% 2021	1,987	2,315
Tampa Electric Co. 2.60% 2022	6,350	6,322
Teco Finance, Inc. 6.75% 2015	400	400
Teco Finance, Inc. 0.874% 2018[8]	5,000	5,025
Teco Finance, Inc. 5.15% 2020	15,218	17,167
Virginia Electric and Power Co. 3.45% 2024	1,995	2,107
Virginia Electric and Power Co. 8.875% 2038	1,000	1,636
Virginia Electric and Power Co. 4.00% 2043	1,000	1,025
Xcel Energy Inc. 4.70% 2020	10,520	11,609
Xcel Energy Inc. 6.50% 2036	10,000	13,655
		499,178
Industrials 0.34%
AAF Holdings LLC 12.75% 2019[5,8,11]	2,296	2,069
ADS Waste Escrow 8.25% 2020	1,275	1,355
AerCap Holdings NV 2.75% 2017[5]	3,250	3,246
Altegrity, Inc. 9.50% 2019[5]	7,250	6,996
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[9]	458	501
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	4,125	3,527
Atlas Copco AB 5.60% 2017[5]	17,290	18,802
B/E Aerospace, Inc., Term Loan B, 4.00% 2021[8,9,10]	2,035	2,060
BNSF Funding Trust I 6.613% 2055[8]	6,700	7,646
Burlington Northern Santa Fe LLC 4.15% 2045	4,155	4,206
Canadian National Railway Co. 5.55% 2018	25,000	28,027
CEVA Group PLC 7.00% 2021[5]	1,850	1,836
CEVA Group PLC 9.00% 2021[5]	775	764
CEVA Group PLC, LOC, 6.50% 2021[8,9,10]	515	485
CEVA Group PLC, Term Loan B, 6.50% 2021[8,9,10]	741	698
CEVA Group PLC, Term Loan, 6.50% 2021[8,9,10]	537	506
CEVA Group PLC, Term Loan, 6.50% 2021[8,9,10]	93	87
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[9]	1,965	2,086
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[9]	1,996	2,093
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[9]	7,040	7,638
Capital Income Builder — Page 19 of 30

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[9]	$9,479	$10,640
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[9]	9,881	11,203
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[8,9,10]	1,702	1,712
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[8,9,10]	713	717
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[9]	1,185	1,390
Esterline Technologies Corp. 7.00% 2020	10,350	10,816
European Aeronautic Defence and Space Company 2.70% 2023[5]	18,000	17,982
Far East Capital Limited SA 8.75% 2020[5]	685	356
Gardner Denver, Inc. Term Loan B, 4.25% 2020[8,9,10]	5,969	5,838
Gates Global LLC 6.00% 2022[5]	3,950	3,703
Gates Global LLC, Term Loan B, 4.25% 2021[8,9,10]	1,368	1,371
General Electric Capital Corp. 2.20% 2020	8,125	8,242
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[8]	30,000	33,900
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[8]	60,000	69,975
General Electric Co. 4.50% 2044	2,000	2,189
General Electric Corp. 5.25% 2017	12,500	13,783
HD Supply, Inc. 5.25% 2021[5]	1,325	1,380
KLX Inc. 5.875% 2022[5]	1,780	1,800
LMI Aerospace Inc. 7.375% 2019[5]	2,550	2,591
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[5]	750	773
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[5]	11,375	11,480
Nortek Inc. 10.00% 2018	5,000	5,250
Nortek Inc. 8.50% 2021	1,500	1,628
R.R. Donnelley & Sons Co. 6.50% 2023[2]	775	827
R.R. Donnelley & Sons Co. 7.875% 2021[2]	1,475	1,700
Republic Services, Inc. 3.80% 2018	2,500	2,654
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	4,225	3,845
TransDigm Inc. 5.50% 2020	5,000	4,937
United Technologies Corp. 4.15% 2045	10,850	11,022
Waste Management, Inc. 2.60% 2016	4,445	4,539
Watco Companies 6.375% 2023[5]	1,735	1,768
		344,639
Consumer staples 0.31%
Altria Group, Inc. 9.25% 2019	3,834	4,895
Altria Group, Inc. 2.625% 2020	9,340	9,545
Altria Group, Inc. 4.75% 2021	1,500	1,676
Altria Group, Inc. 2.85% 2022	5,000	4,985
Altria Group, Inc. 2.95% 2023	3,800	3,780
Altria Group, Inc. 4.00% 2024	3,000	3,180
Altria Group, Inc. 4.25% 2042	4,000	3,845
Altria Group, Inc. 5.375% 2044	1,275	1,436
Anheuser-Busch InBev NV 6.875% 2019	16,000	19,344
Anheuser-Busch InBev NV 1.375% 2017	1,000	1,008
Anheuser-Busch InBev NV 5.375% 2020	2,500	2,868
C&S Group Enterprises LLC 5.375% 2022[5]	2,645	2,632
Coca-Cola Co. 1.80% 2016	500	508
Coca-Cola Co. 1.50% 2015	4,000	4,024
Coca-Cola Co. 3.30% 2021	2,000	2,133
ConAgra Foods, Inc. 3.20% 2023	3,137	3,083
ConAgra Foods, Inc. 4.65% 2043	2,250	2,209
ConAgra Foods, Inc. 1.90% 2018	7,000	7,002
Constellation Brands, Inc. 3.875% 2019	3,500	3,631
CVS Caremark Corp. 4.00% 2023	15,920	17,128
Capital Income Builder — Page 20 of 30

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
CVS Caremark Corp. 2.25% 2019	$2,780	$2,821
H.J Heinz Co. 4.875% 2025[5]	4,000	4,378
Ingles Markets, Inc. 5.75% 2023	1,900	1,985
Kraft Foods Inc. 5.00% 2042	2,600	2,816
Kroger Co. 6.40% 2017	31,300	34,795
PepsiCo, Inc. 2.50% 2016	10,000	10,209
Pernod Ricard SA 2.95% 2017[5]	12,000	12,323
Pernod Ricard SA 4.45% 2022[5]	12,500	13,532
Philip Morris International Inc. 3.60% 2023	4,545	4,838
Philip Morris International Inc. 3.875% 2042	6,000	5,715
Philip Morris International Inc. 4.875% 2043	3,500	3,892
Philip Morris International Inc. 4.25% 2044	1,800	1,822
Procter & Gamble Co. 0.525% 2019[8]	10,000	10,029
Reynolds American Inc. 6.15% 2043	1,135	1,353
SABMiller Holdings Inc. 2.45% 2017[5]	14,815	15,128
SABMiller Holdings Inc. 2.20% 2018[5]	3,700	3,741
Smithfield Foods, Inc. 5.25% 2018[5]	800	822
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[8,9,10]	978	983
The JM Smucker Co. 2.50% 2020[5]	800	809
The JM Smucker Co. 3.00% 2022[5]	475	478
The JM Smucker Co. 3.50% 2025[5]	5,280	5,321
The JM Smucker Co. 4.375% 2045[5]	2,000	1,991
Tyson Foods, Inc. 3.95% 2024	12,450	13,012
Tyson Foods, Inc. 2.65% 2019	4,500	4,597
Tyson Foods, Inc. 5.15% 2044	1,320	1,480
Walgreens Boots Alliance, Inc. 4.80% 2044	3,250	3,392
Wal-Mart Stores, Inc. 5.80% 2018	11,095	12,515
WM. Wrigley Jr. Co 2.40% 2018[5]	4,075	4,168
WM. Wrigley Jr. Co 2.90% 2019[5]	2,000	2,066
WM. Wrigley Jr. Co 3.375% 2020[5]	29,685	31,071
		310,994
Materials 0.18%
ArcelorMittal 5.25% 2017[8]	24,950	26,020
ArcelorMittal 10.60% 2019[8]	750	906
ArcelorMittal 6.25% 2021[8]	1,000	1,050
ArcelorMittal 7.00% 2022[8]	20,500	22,371
Ball Corp. 5.00% 2022	1,175	1,231
BHP Billiton Finance (USA) Ltd. 2.05% 2018	13,220	13,501
Dow Chemical Co. 4.125% 2021	2,500	2,707
Dow Chemical Co. 5.70% 2018	402	450
E.I. du Pont de Nemours and Co. 5.25% 2016	826	884
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	10,017
Ecolab Inc. 4.35% 2021	1,500	1,651
Ecolab Inc. 3.00% 2016	8,725	8,991
First Quantum Minerals Ltd. 6.75% 2020[5]	7,188	6,721
First Quantum Minerals Ltd. 7.00% 2021[5]	8,398	7,873
FMG Resources 9.75% 2022[5]	10,275	10,635
Georgia Gulf Corp. 4.875% 2023	3,500	3,548
Glencore Funding LLC 2.875% 2020[5]	11,000	10,997
Glencore Xstrata LLC 4.625% 2024[5]	3,000	3,102
Glencore Xstrata LLC 4.125% 2023[5]	4,000	4,041
JMC Steel Group Inc. 8.25% 2018[5]	6,575	5,513
LSB Industries, Inc. 7.75% 2019	2,100	2,247
Capital Income Builder — Page 21 of 30

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Monsanto Co. 2.75% 2021	$515	$526
Monsanto Co. 4.20% 2034	5,525	5,767
Monsanto Co. 4.40% 2044	300	308
Mosaic Co. 4.25% 2023	1,700	1,809
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	432
Rayonier Advanced Materials Inc. 5.50% 2024[5]	2,545	2,252
Reynolds Group Inc. 5.75% 2020	4,875	5,107
Reynolds Group Inc. 9.875% 2019	203	217
Reynolds Group Inc. 6.875% 2021	1,865	1,969
Rio Tinto Finance (USA) Ltd. 9.00% 2019	5,670	7,138
Ryerson Inc. 9.00% 2017	3,275	3,339
Ryerson Inc. 11.25% 2018	2,004	2,044
Tembec Industries Inc. 9.00% 2019[5]	1,055	1,079
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[5]	2,020	2,202
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 3.75% 2020[8,9,10]	2,737	2,748
Walter Energy, Inc. 9.875% 2020	1,275	118
Yara International ASA 7.875% 2019[5]	2,225	2,630
		184,141
Information technology 0.15%
Alcatel-Lucent USA Inc. 4.625% 2017[5]	1,150	1,190
Alcatel-Lucent USA Inc. 6.75% 2020[5]	1,500	1,624
Alcatel-Lucent USA Inc. 8.875% 2020[5]	9,875	10,924
First Data Corp. 6.75% 2020[5]	5,255	5,610
First Data Corp. 12.625% 2021	8,500	10,056
First Data Corp. 11.75% 2021	2,921	3,366
Freescale Semiconductor, Inc. 5.00% 2021[5]	1,000	1,068
Freescale Semiconductor, Inc. 6.00% 2022[5]	2,200	2,382
Harris Corp. 2.70% 2020	4,810	4,843
Harris Corp. 3.832% 2025	3,035	3,056
Harris Corp. 4.854% 2035	3,050	3,071
Harris Corp. 5.054% 2045	6,810	6,848
International Business Machines Corp. 1.95% 2016	7,925	8,062
International Business Machines Corp. 3.375% 2023	10,000	10,409
National Semiconductor Corp. 6.60% 2017	10,000	11,152
Oracle Corp. 0.855% 2019[8]	5,000	5,056
Oracle Corp. 2.80% 2021	6,500	6,672
Oracle Corp. 2.95% 2025	20,000	19,819
Samsung Electronics America, Inc. 1.75% 2017[5]	12,350	12,443
Serena Software, Inc., Term Loan B, 7.50% 2020[8,9,10]	3,949	3,973
SRA International, Inc., Term Loan B, 6.50% 2018[8,9,10]	8,148	8,194
SunGard Data Systems Inc. 7.375% 2018	3,790	3,946
SunGard Data Systems Inc. 7.625% 2020	3,450	3,661
TIBCO Software, Inc. 11.375% 2021[5]	1,900	1,945
		149,370
Total corporate bonds & notes		5,488,288
Mortgage-backed obligations 2.17%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[8,9]	6,507	6,657
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.889% 2045[8,9]	837	838
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.735% 2049[8,9]	5,000	5,322
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.011% 2051[8,9]	1,640	1,779
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.497% 2034[8,9]	145	144
Capital Income Builder — Page 22 of 30

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[5,8,9]	$3,000	$3,077
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.642% 2034[8,9]	1,164	1,164
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.758% 2038[8,9]	10,961	11,261
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[8,9]	202	219
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[8,9]	4,320	4,758
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.349% 2049[8,9]	5,000	5,462
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[9]	14,981	15,614
COMM Mortgage Trust Series 2014-277P, Class A, 3.732% 2049[5,8,9]	2,750	2,920
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.293% 2043[5,8,9]	2,250	2,255
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[5,9]	52,815	54,302
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[5,9]	12,500	13,020
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class B, 1.376% 2027[5,8,9]	1,500	1,495
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class C, 1.726% 2027[5,8,9]	1,500	1,495
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class D, 2.332% 2027[5,8,9]	1,000	995
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[9]	326	353
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[9]	206	222
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[9]	243	261
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class D, 5.10% 2038[8,9]	1,500	1,513
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[9]	32,004	33,458
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[8,9]	117	124
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[5,9]	20,789	21,103
Fannie Mae 2.32% 2039[8,9]	1,198	1,285
Fannie Mae 4.50% 2020[9]	949	997
Fannie Mae 6.00% 2021[9]	1,082	1,186
Fannie Mae 5.00% 2023[9]	2,047	2,229
Fannie Mae 4.50% 2024[9]	11,064	11,904
Fannie Mae 4.50% 2024[9]	2,696	2,901
Fannie Mae 6.00% 2024[9]	3,576	4,081
Fannie Mae 6.00% 2024[9]	28	32
Fannie Mae 6.00% 2026[9]	13,117	14,971
Fannie Mae 6.00% 2027[9]	19,468	22,161
Fannie Mae 2.00% 2030[9,13]	7,000	7,007
Fannie Mae 5.50% 2033[9]	613	698
Fannie Mae 6.00% 2036[9]	9,426	10,851
Fannie Mae 6.00% 2036[9]	7,500	8,633
Fannie Mae 6.00% 2036[9]	4,936	5,643
Fannie Mae 6.00% 2036[9]	4,351	5,008
Fannie Mae 6.00% 2036[9]	1,512	1,739
Fannie Mae 5.50% 2037[9]	585	666
Fannie Mae 6.50% 2037[9]	2,792	3,229
Fannie Mae 6.50% 2037[9]	534	575
Fannie Mae 6.50% 2037[9]	370	428
Fannie Mae 6.50% 2037[9]	175	188
Fannie Mae 7.00% 2037[9]	5,695	6,667
Fannie Mae 7.00% 2037[9]	371	414
Fannie Mae 7.50% 2037[9]	865	978
Fannie Mae 7.50% 2037[9]	280	317
Fannie Mae 7.50% 2037[9]	260	294
Fannie Mae 7.50% 2037[9]	126	131
Fannie Mae 7.50% 2037[9]	29	32
Fannie Mae 5.236% 2038[8,9]	225	241
Fannie Mae 5.50% 2038[9]	5,639	6,411
Fannie Mae 5.50% 2038[9]	4,034	4,586
Fannie Mae 5.50% 2038[9]	2,160	2,456
Fannie Mae 5.50% 2038[9]	1,143	1,300
Capital Income Builder — Page 23 of 30

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.50% 2038[9]	$619	$700
Fannie Mae 6.00% 2038[9]	2,642	3,025
Fannie Mae 7.00% 2038[9]	122	142
Fannie Mae 2.25% 2039[8,9]	867	927
Fannie Mae 2.335% 2039[8,9]	2,002	2,147
Fannie Mae 2.41% 2039[8,9]	1,962	2,105
Fannie Mae 2.468% 2039[8,9]	3,013	3,232
Fannie Mae 5.50% 2039[9]	456	515
Fannie Mae 4.00% 2040[9]	981	1,065
Fannie Mae 6.00% 2040[9]	22,632	25,887
Fannie Mae 4.00% 2041[9]	1,614	1,753
Fannie Mae 4.00% 2041[9]	929	1,009
Fannie Mae 4.00% 2041[9]	790	858
Fannie Mae 4.00% 2041[9]	523	571
Fannie Mae 5.00% 2041[9]	19,543	21,766
Fannie Mae 6.00% 2041[9]	15,140	17,360
Fannie Mae 4.00% 2042[9]	285,310	309,012
Fannie Mae 4.00% 2042[9]	38,256	41,438
Fannie Mae 4.00% 2042[9]	23,874	25,857
Fannie Mae 4.00% 2042[9]	8,010	8,697
Fannie Mae 4.00% 2042[9]	5,631	6,099
Fannie Mae 4.00% 2042[9]	2,970	3,217
Fannie Mae 4.00% 2042[9]	2,694	2,926
Fannie Mae 4.00% 2043[9]	27,015	29,322
Fannie Mae 4.00% 2043[9]	21,804	23,780
Fannie Mae 4.50% 2043[9]	11,785	12,846
Fannie Mae 4.50% 2043[9]	7,686	8,377
Fannie Mae 4.50% 2043[9]	4,427	4,826
Fannie Mae 3.50% 2045[9,13]	10,000	10,459
Fannie Mae 7.00% 2047[9]	157	178
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[9]	486	499
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021[9]	3,720	3,890
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[9]	844	946
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035[9]	4,211	4,787
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[9]	2,888	2,631
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[9]	2,279	2,125
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[9]	616	574
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[9]	415	383
Fannie Mae, Series 2006-65, Class PF, 0.461% 2036[8,9]	2,857	2,862
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036[9]	4,866	5,376
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036[9]	18,694	21,176
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036[9]	11,700	13,245
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[9]	8,878	9,920
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037[9]	21,912	23,868
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[9]	9,969	11,098
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[9]	4,397	4,912
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[9]	125	139
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[9]	112	131
Freddie Mac 5.50% 2023[9]	1,996	2,198
Freddie Mac 6.00% 2026[9]	1,903	2,164
Freddie Mac 5.50% 2027[9]	3,796	4,293
Freddie Mac 6.50% 2032[9]	800	941
Freddie Mac 5.00% 2038[9]	2,501	2,800
Freddie Mac 5.00% 2038[9]	698	783
Freddie Mac 5.00% 2038[9]	622	696
Capital Income Builder — Page 24 of 30

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.50% 2038[9]	$6,112	$6,899
Freddie Mac 5.00% 2039[9]	22,112	24,652
Freddie Mac 6.00% 2040[9]	221	252
Freddie Mac 4.50% 2041[9]	31,919	34,846
Freddie Mac 4.50% 2041[9]	1,473	1,608
Freddie Mac 5.00% 2041[9]	414	460
Freddie Mac 5.50% 2041[9]	10,845	12,234
Freddie Mac 4.50% 2043[9]	4,547	4,948
Freddie Mac 6.50% 2047[9]	422	473
Freddie Mac, Series 2890, Class KT, 4.50% 2019[9]	1,704	1,798
Freddie Mac, Series 2642, Class BL, 3.50% 2023[9]	826	859
Freddie Mac, Series 2626, Class NG, 3.50% 2023[9]	184	190
Freddie Mac, Series 1617, Class PM, 6.50% 2023[9]	743	838
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[9]	1,173	1,087
Freddie Mac, Series 2153, Class GG, 6.00% 2029[9]	1,479	1,672
Freddie Mac, Series 2122, Class QM, 6.25% 2029[9]	2,561	2,861
Freddie Mac, Series 3061, Class PN, 5.50% 2035[9]	3,961	4,499
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[9]	4,033	3,886
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[9]	2,418	2,234
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[9]	1,354	1,320
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[9]	1,364	1,277
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[9]	1,237	1,165
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[9]	719	669
Freddie Mac, Series 3156, Class NG, 6.00% 2036[9]	11,419	13,134
Freddie Mac, Series 3286, Class JN, 5.50% 2037[9]	6,034	6,716
Freddie Mac, Series 3271, Class OA, 6.00% 2037[9]	8,238	9,083
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[8,9]	3,960	4,048
Government National Mortgage Assn. 4.50% 2037[9]	3,034	3,349
Government National Mortgage Assn. 5.816% 2058[9]	5,351	5,592
Government National Mortgage Assn. 6.172% 2058[9]	503	523
Government National Mortgage Assn. 6.205% 2058[9]	1,895	2,019
Government National Mortgage Assn. 6.22% 2058[9]	509	534
Government National Mortgage Assn. 4.903% 2062[9]	5,194	5,602
Government National Mortgage Assn. 5.04% 2064[9]	1,463	1,553
Government National Mortgage Assn. 5.041% 2064[9]	1,506	1,600
Government National Mortgage Assn. 5.027% 2065[9]	1,522	1,612
Government National Mortgage Assn. 6.00% 2039[9]	5,936	6,789
Government National Mortgage Assn. 6.50% 2039[9]	834	944
Government National Mortgage Assn. 3.50% 2040[9]	427	451
Government National Mortgage Assn. 5.00% 2040[9]	4,517	4,962
Government National Mortgage Assn. 5.50% 2040[9]	7,463	8,464
Government National Mortgage Assn. 4.50% 2041[9]	5,490	5,977
Government National Mortgage Assn. 5.00% 2041[9]	6,635	7,287
Government National Mortgage Assn. 6.50% 2041[9]	2,757	3,233
Government National Mortgage Assn. 4.00% 2044[9]	118,614	126,967
Government National Mortgage Assn. 4.00% 2044[9]	63,977	68,643
Government National Mortgage Assn. 3.50% 2045[9,13]	301,000	316,802
Government National Mortgage Assn. 4.00% 2045[9,13]	132,340	141,299
Government National Mortgage Assn. 4.587% 2061[9]	2,925	3,162
Government National Mortgage Assn. 4.528% 2062[9]	8,081	8,774
Government National Mortgage Assn. 4.625% 2062[9]	3,256	3,556
Government National Mortgage Assn. 4.76% 2064[9]	1,978	2,120
Government National Mortgage Assn. 5.057% 2064[9]	1,526	1,621
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[9]	3,083	2,836
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[9]	2,049	1,882
Capital Income Builder — Page 25 of 30

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn., Series 2003, 6.116% 2058[9]	$702	$745
Grace Mortgage Trust, Series 2014-GRCE, Class A, 3.3687% 2028[5,9]	3,000	3,159
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[8,9]	13,778	14,244
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.014% 2038[8,9]	5,151	5,334
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[9]	11,000	11,592
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[5,9]	10,975	11,002
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[5,9]	11,750	11,879
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[5,9]	14,635	14,868
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[5,9]	1,500	1,527
Irvine Core Office Trust, Series 2013-IRV, Class C, 3.279% 2048[5,8,9]	3,800	3,790
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037[9]	3,597	3,605
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[8,9]	14,840	14,924
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[9]	5,099	5,347
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[8,9]	6,066	6,418
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[9]	8,154	8,709
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[8,9]	5,331	5,781
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.057% 2045[8,9]	37,359	38,560
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[5,9]	8,624	8,803
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[8,9]	9,597	10,298
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[9]	5,765	5,985
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[8,9]	1,750	1,886
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[8,9]	5,800	6,143
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[8,9]	5,335	5,884
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[9]	21,988	23,026
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.834% 2042[8,9]	20,105	20,873
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[9]	1,290	1,372
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[5,9]	5,235	5,503
Northern Rock PLC 5.625% 2017[5,9]	12,857	14,033
Northern Rock PLC 5.625% 2017[9]	6,000	6,549
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[8,9]	9,910	10,597
WFLD Mortgage Trust, Series 2014-MONT, Class B, 3.880% 2031[5,8,9]	2,100	2,208
WFLD Mortgage Trust, Series 2014-MONT, Class D, 3.880% 2031[5,8,9]	1,925	1,918
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.880% 2031[5,8,9]	2,200	2,269
		2,183,275
Federal agency bonds & notes 0.69%
CoBank, ACB 0.871% 2022[5,8]	10,410	9,629
CoBank, ACB 7.875% 2018[5]	12,160	14,109
Fannie Mae 5.375% 2016	60,420	63,964
Fannie Mae 0.875% 2018	15,000	14,950
Fannie Mae 2.625% 2024	43,035	44,321
Federal Home Loan Bank 0.50% 2015	25,000	25,013
Federal Home Loan Bank, Series 2816, 1.00% 2017	14,955	15,033
Freddie Mac 5.50% 2016	14,580	15,469
Freddie Mac 1.00% 2017	25,000	25,120
Freddie Mac 1.00% 2017	14,400	14,487
Freddie Mac 1.00% 2017	5,900	5,935
Freddie Mac 5.50% 2017	50,000	55,368
Freddie Mac 4.875% 2018	40,000	44,694
Freddie Mac 1.25% 2019	50,000	49,558
Freddie Mac, Series KF02, Class A2, multifamily 0.731% 2020[8,9]	20,423	20,601
Freddie Mac, Series KF02, Class A3, multifamily 0.811% 2020[8,9]	9,587	9,670
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[9]	13,590	14,492
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[9]	18,009	18,079
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[9]	20,110	20,364
Capital Income Builder — Page 26 of 30

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[9]	$41,420	$41,952
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[9]	5,965	6,101
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[9]	3,717	3,776
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[8,9]	9,380	10,000
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[8,9]	26,650	28,855
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[9]	28,910	30,229
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[9]	94,775	96,821
		698,590
Asset-backed obligations 0.61%
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017[9]	209	211
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[5,9]	12,345	12,752
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[5,9]	20,496	20,649
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[9]	19,870	19,969
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[9]	5,895	5,910
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.79% 2019[9]	2,355	2,359
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[5,9]	9,800	9,816
California Republic Auto Receivables Trust, Series 2015-1, Class A-4, 1.82% 2020[9]	2,985	3,006
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 2021[9]	1,730	1,744
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.175% 2021[1,5,8,9]	20,245	20,240
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[9]	22,100	22,154
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[9]	3,975	4,079
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[9]	298	304
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[5,9]	2,877	2,878
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[5,9]	3,125	3,134
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[5,9]	2,395	2,402
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035[9]	2,786	2,910
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.322% 2036[8,9]	8,499	7,785
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2-A, FSA insured, 0.372% 2035[8,9]	226	208
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.322% 2037[8,9]	11,216	10,227
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.332% 2037[8,9]	23,553	21,422
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 2020[9]	50,000	50,212
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[9]	33,755	34,236
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[5,9]	9,700	9,746
Drivetime Auto Owner Trust, Series 2014-2-A, Class D, 3.68% 2021[5,9]	1,500	1,509
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[9]	17,500	17,464
Ford Credit Auto Lease Trust, Series 2014-B, Class A4, 1.10% 2017[9]	3,315	3,322
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[5,9]	3,540	3,607
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[5,9]	15,600	15,668
Great American Leasing Receivables, Series 2015-1, Class A-4, 2.02% 2021[5,9]	1,100	1,109
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[5,9]	10,250	10,270
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4,9]	39,640	39,548
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[1,4,9]	1,351	1,348
Honda Auto Receivables Owner Trust, Series 2013-3, Class A-3, 0.77% 2017[9]	22,208	22,241
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A-4, 1.00% 2018[9]	13,131	13,162
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.341% 2037[8,9]	16,694	14,998
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[8,9]	3,700	3,441
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[5,9]	3,750	3,738
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[5,9]	7,650	7,621
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[5,9]	8,145	8,116
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034[9]	612	637
Santander Drive Auto Receivables Trust, Series 2012-5, Class B, 1.56% 2018[9]	2,845	2,850
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[9]	8,905	8,963
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[9]	12,092	12,159
Capital Income Builder — Page 27 of 30

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[9]	$39,780	$39,801
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[9]	1,455	1,460
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[9]	3,850	3,858
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[9]	3,965	4,001
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[9]	6,790	6,897
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[9]	12,415	12,396
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[9]	51,500	51,421
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[5,9]	2,250	2,241
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[5,9]	2,625	2,615
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[9]	23,375	23,382
		608,196
Bonds & notes of governments & government agencies outside the U.S. 0.13%
Bermuda Government 4.854% 2024[5]	10,000	10,700
Bermuda Government 4.138% 2023[5]	4,850	4,960
Croatian Government 6.375% 2021	3,000	3,323
Hungarian Government 6.375% 2021	6,300	7,367
Indonesia (Republic of) 4.125% 2025[5]	30,000	30,712
Indonesia (Republic of) 5.125% 2045[5]	30,000	30,975
Province of Manitoba 3.05% 2024	6,850	7,150
Province of Ontario 3.20% 2024	10,000	10,619
United Mexican States Government, Series M, 7.75% 2031	MXN326,500	24,347
		130,153
Municipals 0.08%
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	$15,500	15,833
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,372
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,500	3,878
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,819
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	33,000	33,076
		82,978
Total bonds, notes & other debt instruments (cost: $15,176,856,000)		15,532,623
Short-term securities 3.47%
3M Co. 0.09% due 6/9/2015[5]	21,000	20,997
Abbott Laboratories 0.12% due 7/7/2015[5]	56,900	56,890
Apple Inc. 0.09%–0.10% due 5/8/2015–7/17/2015[5]	47,900	47,892
Army and Air Force Exchange Service 0.09%–0.12% due 5/13/2015–5/26/2015[5]	38,100	38,097
CAFCO, LLC 0.25%–0.26% due 5/1/2015–8/5/2015	102,000	101,971
Chariot Funding, LLC 0.27% due 8/3/2015–8/6/2015[5]	50,000	49,969
Chevron Corp. 0.13% due 6/16/2015[5]	93,700	93,682
Ciesco LLC 0.24% due 6/8/2015	50,000	49,991
Coca-Cola Co. 0.22%–0.25% due 6/17/2015–7/9/2015[5]	100,000	99,983
Emerson Electric Co. 0.10%–0.12% due 5/7/2015–7/24/2015[5]	74,500	74,492
ExxonMobil Corp. 0.09% due 6/15/2015	30,000	29,995
Fannie Mae 0.07%–0.22% due 7/1/2015–1/19/2016	377,800	377,674
Federal Farm Credit Banks 0.12%–0.15% due 5/20/2015–9/8/2015	305,000	304,985
Federal Home Loan Bank 0.06%–0.18% due 5/5/2015–11/9/2015	500,225	500,123
Freddie Mac 0.10%–0.19% due 5/4/2015–12/8/2015	899,234	899,106
General Electric Co. 0.08% due 5/1/2015	17,300	17,300
John Deere Bank SA 0.11% due 5/14/2015[5]	20,000	19,999
Capital Income Builder — Page 28 of 30

unaudited
Short-term securities	Principal amount (000)	Value (000)
John Deere Capital Corp. 0.09%–0.12% due 5/15/2015–6/9/2015[5]	$51,200	$51,194
Jupiter Securitization Co., LLC 0.21%–0.25% due 5/4/2015–8/14/2015[5]	150,000	149,962
Kimberly-Clark Corp. 0.10% due 5/11/2015[5]	50,000	49,998
Paccar Financial Corp. 0.10% due 5/11/2015	20,900	20,899
PepsiCo Inc. 0.09% due 5/6/2015–5/15/2015[5]	132,000	131,997
Precision Castparts Corp. 0.10% due 5/4/2015[5]	36,800	36,799
Private Export Funding Corp. 0.13% due 6/1/2015[5]	35,200	35,195
Procter & Gamble Co. 0.10%–0.11% due 6/8/2015–6/15/2015[5]	53,900	53,896
Qualcomm Inc. 0.09%–0.12% due 5/14/2015–7/15/2015[5]	71,100	71,089
United Technologies Corp. 0.08%–0.12% due 5/8/2015–5/13/2015[5]	78,000	77,998
Wells Fargo Bank, N.A. 0.23% due 6/3/2015	25,000	25,001
Total short-term securities (cost: $3,486,645,000)		3,487,174
Total investment securities 100.42% (cost: $87,747,991,000)		100,948,169
Other assets less liabilities (0.42)%		(426,162)
Net assets 100.00%		$100,522,007
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $236,525,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 4/30/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	5/12/2015	HSBC Bank	$21,941	A$28,500	$(597)
British pounds	5/6/2015	HSBC Bank	$390,333	£263,585	(14,250)
British pounds	5/12/2015	Citibank	$49,369	£33,280	(1,711)
British pounds	5/20/2015	Bank of New York Mellon	$24,633	£16,662	(939)
British pounds	5/20/2015	UBS AG	$64,309	£43,487	(2,433)
British pounds	5/20/2015	Citibank	$68,794	£46,541	(2,637)
British pounds	5/21/2015	JPMorgan Chase	$64,251	£43,439	(2,417)
British pounds	6/5/2015	HSBC Bank	$28,387	£19,000	(770)
British pounds	6/10/2015	Bank of America, N.A.	$110,883	£74,310	(3,149)
Euros	5/22/2015	HSBC Bank	$14,906	€13,800	(594)
					$(29,497)

Capital Income Builder — Page 29 of 30

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $36,651,823,000, which represented 36.46% of the net assets of the fund. This amount includes $36,589,737,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,744,043,000, which represented 2.73% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $28,794,000, which represented .03% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Coupon rate may change periodically.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $52,930,000, which represented .05% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Purchased on a TBA basis.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021	4/7/2015	$39,637	$39,548.04%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021	4/7/2015	1,351	1,348.00
Revel AC, Inc.	2/8/2012	4,933	—	.00
Total private placement securities		$45,921	$40,896.04%

Key to abbreviations and symbols
ADR = American Depositary Receipts
Auth. = Authority
FDR = Fiduciary Depositary Receipts
Fin. = Finance
G.O. = General Obligation
GDR = Global Depositary Receipts
LOC = Letter of credit
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
A$ = Australian dollars
CAD = Canadian dollars
EUR/€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
MXN = Mexican pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-012-0615O-S42173	Capital Income Builder — Page 30 of 30

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended April 30, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the Capital Income Builder’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Capital Income Builder’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: June 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: June 30, 2015

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: June 30, 2015